UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	October 1, 2017 — September 30, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Master Intermediate Income Trust

Annual report
9 | 30 | 18

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PIM

Putnam
Master Intermediate
Income Trust

Annual report
9 | 30 | 18

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about changes in monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. You can lose money by investing in the fund. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

Message from the Trustees

November 15, 2018

Dear Fellow Shareholder:

Global financial markets met with increased challenges as we entered the final quarter of 2018. After rising to record highs in the summer, U.S. stocks declined in October as concerns mounted over rising interest rates and the escalating U.S.–China trade conflict. International stock markets, which had already been lagging, experienced selloffs as well. Fixed-income markets have also encountered headwinds as the Federal Reserve has continued its path of normalizing monetary policy. Against this backdrop, markets may remain choppy, despite a solid economy. Fortunately, navigating changing markets is nothing new to Putnam’s experienced investment professionals, who continue to monitor risks and seek opportunities.

We would like to take this opportunity to extend our thanks to Jameson A. Baxter, who retired from her position as Chair of your Board of Trustees on June 30, 2018. It is hard to express in a few words the extent of Jamie’s commitment to protecting the interests of Putnam shareholders like you. In addition to her professional and directorship experience, Jamie brought intelligence, insight, and compassion to a board she served for decades. Jamie began as a Trustee in 1994, served as Vice Chair for six years, and became Chair in 2011. We are also pleased to announce the appointment of Kenneth R. Leibler as your new Board of Trustees Chair. Ken became a Trustee in 2006, has served as Vice Chair since 2016, and now leads the Board in overseeing your fund and protecting your interests.

Thank you for investing with Putnam.

When Putnam Master Intermediate Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In the more than 25 years since then, the fixed-income landscape has undergone a dramatic transformation, but the spirit of ingenuity that helped launch the fund is still with it today.

A veteran portfolio management team

The fund’s managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies from across the full spectrum of the global bond markets.

2 Master Intermediate Income Trust

Allocations are shown as a percentage of the fund’s net assets as of 9/30/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See below and pages 11–12 for additional performance information, including fund returns at market price. Index and Lipper results should be compared with fund performance at NAV.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays Government/Credit Bond Index as the fund’s benchmark. In Putnam Management’s opinion, this index more appropriately reflects the fund’s multi-sector investment approach. The average annual total returns of the Bloomberg Barclays Government/ Credit Bond Index for the one-, three-, five-, ten-year, and life-of-fund periods ended September 30, 2018, were –1.37%, 1.45%, 2.23%, 3.95%, and 6.13%, respectively.

* The fund’s benchmark, the ICE BofAML U.S. Treasury Bill Index, was introduced on 6/30/92, which post-dates the inception of the fund.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 9/30/18. See above and pages 11–12 for additional fund performance information. Index descriptions can be found on pages 13–14.

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Bill Kohli is Chief Investment Officer, Fixed Income. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Robert L. Davis, CFA; Brett S. Kozlowski, CFA; Michael V. Salm; and Paul D. Scanlon, CFA.

Bill, what was the fund’s investment environment like during the reporting period?

The period was marked by a strengthening U.S. economy, robust corporate-profit growth, rising interest rates, and increased global trade tensions. Overseas, growth in Europe and China slowed, hampered by trade uncertainty.

As the period progressed, trade tensions eased between the United States and most of its major trading partners, except for China. Beginning in July, both governments moved beyond rhetorical threats and imposed tariffs on hundreds of billions of dollars of each country’s products.

As expected, the Federal Reserve raised its target for short-term interest rates to a range of 2% to 2.25% at its September 2018 policy meeting, the third hike this year and the eighth in the past three years. U.S. Treasury yields rose across the curve during the latter months of the period, as investors anticipated that the Fed would continue to raise interest rates at a steady pace. At the same time, accelerating economic growth increased the potential for inflation to pick up.

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Credit qualities are shown as a percentage of the fund’s net assets as of 9/30/18. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 9/30/18. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

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Which holdings and strategies drove the fund’s performance during the period?

Our mortgage-credit positions were the biggest contributor, led by strategies involving commercial mortgage-backed securities [CMBS]. Mezzanine cash bonds added value, as spreads — the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries —continued to gradually tighten. [Bond prices rise as spreads tighten.] Long exposure to the CMBX — an index that references a basket of CMBS issued in a particular year — also contributed, despite some weakness late in the period due to technical factors.

By way of background, mezzanine CMBS are lower in the capital structure of a deal backed by a pool of commercial mortgage loans, and they provide a yield advantage over higher-rated bonds.

Additionally, an allocation to agency credit-risk transfer securities [CRTs] was a modest contributor within our mortgage-credit strategies. CRTs continued to benefit from strong overall demand as investors embraced the sector’s relatively high yields backed by robust collateral and rising residential real estate prices. Moreover, credit-rating agencies upgraded certain CRT tranches, recognizing the improved outlook for their underlying collateral, which helped boost investor sentiment toward the sector.

Our corporate credit holdings — primarily high-yield bonds — also helped fuel the fund’s performance. High yield performed well amid improving U.S. economic growth; strong corporate earnings; softening trade tensions between the United States, Europe, and Mexico; and a generally rising U.S. stock market. From a supply-and-demand perspective, high-yield credit benefited from positive retail fund flows during much of the period amid the lightest net new bond issuance since mid-2009.

How did the fund’s interest-rate and yield-curve positioning fare during the period?

Our “term structure” strategies also contributed. The fund’s duration — a measure of the sensitivity of bond prices to interest-rate movements — was below zero in the United States for much of the period. This meant that the portfolio was generally positioned to gain if market interest rates rose. This positioning aided performance as yields began to move higher across the curve during the latter months of the period.

A quantitative global interest-rate strategy — in which we sought to exploit rate differentials and yield-curve structures across various countries — produced mixed results during the period, but was a net contributor overall. Our strategy in Europe was a further plus, led by our positioning in the United Kingdom. We generally kept the fund’s duration below zero in that market, which proved beneficial as bond yields there rose.

What about detractors?

Our currency strategies were the primary detractor. The U.S. dollar strengthened against virtually all other major global currencies during the period. As a result, our long exposure to the Australian dollar and the Norwegian krone dampened the fund’s performance.

Our emerging-market [EM] investments slightly detracted amid heightened volatility. Bonds issued by the government of Argentina sold off, triggered by a dispute between the country’s president and the International Monetary Fund [IMF]. Argentina’s government petitioned the IMF to expedite $50 billion in emergency funding that it had promised the country at the beginning of 2018. Holdings in Venezuela also modestly hampered performance.

Given the substantial volatility in developing markets this period, I think it’s worth noting that EM debt rebounded in September, as investors sought to capitalize on newly attractive valuations created by the volatility.

Master Intermediate Income Trust 7

How did you use derivatives during the period?

We used credit default swaps to gain exposure to CMBS via CMBX, and also to hedge the fund’s credit and market risks. We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s curve positioning. We employed interest-rate swaps to gain exposure to rates in various countries. We also utilized options to hedge the fund’s interest-rate risk, to isolate the prepayment risk associated with our holdings of collateralized mortgage obligations, and to help manage overall downside risk. In addition, we used total return swaps as a hedging tool, and to help manage the portfolio’s sector exposure, as well as its inflation risk. Lastly, we used currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your near-term outlook?

Globally, we think economic growth remains on track, led by the United States. As a result, we believe the stage is set for bond yields to rise. And we don’t think rising yields will be a major disruption to asset markets. In our view, investors appear more comfortable with the idea that risk-driven assets can perform reasonably well even if rates move higher.

In our view, U.S. economic growth, and the Fed’s response to it, has placed pressure on international markets, particularly in developing countries. Assets have flowed out of emerging markets and into the United States in search of better risk-adjusted returns. In our view, the dilemma facing policy makers in less-developed countries is whether to try to keep pace with the Fed as it raises interest rates. We think higher rates could help stem capital outflows from emerging markets, but could also crimp their domestic growth.

This chart shows how the fund’s sector weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

8 Master Intermediate Income Trust

Given this outlook, how are you positioning the fund?

We continue to favor mortgage credit, prepayment risk, and corporate credit, but are taking a somewhat more conservative approach than previously. We are doing this by purchasing securities with less price sensitivity to changes in yield spreads, while also seeking greater credit protection by investing at more senior levels in a deal’s credit structure.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Master Intermediate Income Trust 9

Of special interest

The fund lowered its dividend twice during the fiscal year due to decreased levels of portfolio income. The dividend rate per class A share was trimmed from $0.026 to $0.025 in April 2018, and was reduced further to $0.022 in June 2018. Similar reductions were made to other share classes.

HOW CLOSED-END FUNDS DIFFER FROM OPEN-END FUNDS

Closed-end funds and open-end funds share many common characteristics but also have some key differences that you should understand as you consider your portfolio strategies.

More assets at work Open-end funds are subject to ongoing sales and redemptions that can generate transaction costs for long-term shareholders. Closed-end funds, however, are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges and, as a result, their prices fluctuate because of the influence of several factors.

They have a market price Like an open-end fund, a closed-end fund has a per-share net asset value (NAV). However, closed-end funds also have a “market price” for their shares —which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager. A fund’s performance at market price typically differs from its results at NAV.

10 Master Intermediate Income Trust

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended September 30, 2018, the end of its most recent fiscal year. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 9/30/18

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	4/29/88)	10 years	average	5 years	average	3 years	average	1 year
NAV	6.20%	85.65%	6.38%	21.14%	3.91%	18.24%	5.74%	4.13%
Market price	6.16	90.82	6.67	27.94	5.05	22.11	6.89	1.66

Performance assumes reinvestment of distributions and does not account for taxes.

Performance includes the deduction of management fees and administrative expenses.

Comparative index returns For periods ended 9/30/18

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	4/29/88)	10 years	average	5 years	average	3 years	average	1 year
ICE BofAML U.S.
Treasury Bill	—	4.02%	0.40%	2.65%	0.52%	2.48%	0.82%	1.54%
Index*
Bloomberg
Barclays
Government/	6.13%	47.35	3.95	11.63	2.23	4.40	1.45	–1.37
Credit Bond Index
FTSE Non-U.S.
World Government	5.11	21.83	1.99	–1.17	–0.23	7.35	2.39	-1.57
Bond Index
JPMorgan Global
High Yield Index†	—	146.15	9.43	31.36	5.61	27.48	8.43	2.53
Lipper Closed-end
General Bond
Funds category	7.08	173.83	9.64	39.74	6.76	26.61	8.08	5.07
average‡

Index and Lipper results should be compared with fund performance at net asset value. Lipper calculates performance differently than the closed-end funds it ranks, due to varying methods for determining a fund’s monthly reinvestment net asset value.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays Government/ Credit Bond Index as the fund’s benchmark. In Putnam Management’s opinion, this index more appropriately reflects the fund’s multi-sector investment approach.

* The fund’s benchmark, the ICE BofAML U.S. Treasury Bill Index, was introduced on 6/30/92, which post-dates the inception of the fund.

† The JPMorgan Global High Yield Index was introduced on 12/31/93, which post-dates the fund’s inception.

‡ Over the 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 9/30/18, there were 39, 33, 28,18, and 4 funds, respectively, in this Lipper category.

Master Intermediate Income Trust 11

Fund price and distribution information For the 12-month period ended 9/30/18
Distributions
Number	12
Income	$0.294000
Capital gains	—
Total	$0.294000
Share value	NAV	Market price
9/30/17	$5.03	$4.73
9/30/18	4.94	4.52
Current rate (end of period)	NAV	Market price
Current dividend rate*	5.34%	5.84%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by NAV or market price at end of period.

12 Master Intermediate Income Trust

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Government/ Credit Bond Index is an unmanaged index of U.S. Treasuries, agency securities, and investment-grade corporate bonds.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Master Intermediate Income Trust 13

CMBX Index tracks the performance of a basket of CMBS issued in a particular year.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

FTSE Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market, excluding the United States.

JPMorgan Global High Yield Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic (U.S.) and international (non-U.S.) issues. International issues are composed of both developed and emerging markets.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

14 Master Intermediate Income Trust

Other information for shareholders

Important notice regarding share repurchase program

In September 2017, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 12 months beginning October 10, 2017, up to 10% of the fund’s common shares outstanding as of October 9, 2017.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of September 30, 2018, Putnam employees had approximately $508,000,000 and the Trustees had approximately $69,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Master Intermediate Income Trust 15

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

16 Master Intermediate Income Trust

Summary of Putnam Closed-End Funds’ Amended
and Restated Dividend Reinvestment Plans

Putnam High Income Securities Fund, Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

Master Intermediate Income Trust 17

be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments

Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

18 Master Intermediate Income Trust

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2018, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2018, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2018 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2018. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Master Intermediate Income Trust 19

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as the fund’s assets under management increase. The Trustees noted, however, that because your fund is a closed-end management investment company, it has relatively stable levels of assets under management and is not expected to be affected significantly by breakpoints in its management fee schedule. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses, which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses as of December 31, 2017. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2017 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam Funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees

20 Master Intermediate Income Trust

considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2017 was a strong year for the performance of the Putnam funds, with generally favorable results for most asset classes, including U.S. equity, international and global equity, taxable and tax exempt fixed income and global asset allocation Funds. In this regard, the Trustees considered that, for the one-year period ended December 31, 2017, the Putnam open-end Funds’ performance, on an asset-weighted basis, ranked in the 32nd percentile of their Lipper peers (excluding those Putnam funds that are evaluated based on their total returns and/or comparisons of those returns versus selected investment benchmarks or targeted annual returns). The Trustees observed that this strong performance has continued a positive trend that began in mid-year 2016 across most Putnam funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 7th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2017 and the 9th-best performing mutual fund complex out of 50 complexes for the ten-year period ended 2017. In addition, the survey ranked the Putnam funds 7th out of 59 mutual fund complexes for the one-year period ended 2017; the Putnam funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2017 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its common share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. (“Lipper”) peer group (Lipper General Bond Funds (closed-end)) for the one-year, three-year and five-year periods ended December 31, 2017 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	3rd
Three-year period	4th
Five-year period	4th

Master Intermediate Income Trust 21

Over the one-year, three-year and five-year periods ended December 31, 2017, there were 34, 29 and 24 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the three-year and five-year periods ended Decem-ber 31, 2017 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance was largely due to the fund’s overweight exposure, in 2015 and the first half of 2016, to intermediate-term securities with a short duration in an environment of falling interest rates. The Trustees also noted Putnam Management’s view that the fund’s international term structure positioning had detracted from the fund’s performance, particularly in the second quarter of 2015 (Greek debt crisis) and June and July of 2016 (the U.K.’s vote to leave the European Union).

The Trustees considered that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through the appointment of additional portfolio managers in February 2017 and through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continues to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”), which is an affiliate of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

22 Master Intermediate Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Master Intermediate Income Trust 23

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Master Intermediate Income Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Putnam Master Intermediate Income Trust (the “fund”), including the fund’s portfolio, as of September 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the fund as of September 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Putnam investment companies since 1999.

Boston, Massachusetts
November 15, 2018

24 Master Intermediate Income Trust

The fund’s portfolio 9/30/18

	Principal
MORTGAGE-BACKED SECURITIES (44.3%)*	amount	Value
Agency collateralized mortgage obligations (22.2%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
17.108%, 4/15/37	$38,933	$53,018
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%),
15.882%, 11/15/35	67,756	90,494
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%),
15.152%, 12/15/36	38,768	47,375
Ser. 4813, IO, 5.50%, 8/15/48	2,752,298	622,112
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	2,299,301	503,087
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,089,231	244,065
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	564,739	111,621
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%),
4.492%, 4/15/40	2,296,543	245,087
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	2,284,203	493,959
Ser. 4425, IO, 4.00%, 1/15/45	2,988,556	658,767
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	2,069,609	567,013
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,474,770	212,504
Ser. 4062, Class DI, IO, 4.00%, 9/15/39	2,310,939	217,091
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.942%, 4/15/47	1,136,277	215,836
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	5,735,226	957,725
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	3,301,391	647,314
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	2,819,049	484,707
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	917,237	95,094
Ser. 304, Class C37, IO, 3.50%, 12/15/27	953,848	80,524
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	3,959,232	367,951
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,735,467	152,895
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	1,035,656	65,153
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	3,329,810	309,223
FRB Ser. 57, Class 1AX, IO, 0.368%, 7/25/43 W	1,399,473	15,254
Ser. 3326, Class WF, zero %, 10/15/35 W	994	671
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%),
26.605%, 7/25/36	58,508	93,016
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%),
16.075%, 6/25/37	56,102	73,673
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%),
15.159%, 2/25/38	43,042	51,605
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
13.603%, 8/25/35	38,961	46,878
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%),
11.633%, 11/25/34	59,122	65,495
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
(1 Month US LIBOR + 4.55%), 6.766%, 2/25/25	182,688	197,487
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 6.216%, 5/25/25	97,292	104,902
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,596,547	636,365
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	2,287,945	501,678
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	1,582,313	110,002

Master Intermediate Income Trust 25

	Principal
MORTGAGE-BACKED SECURITIES (44.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 15-30, IO, 5.50%, 5/25/45	$3,551,695	$775,264
Ser. 374, Class 6, IO, 5.50%, 8/25/36	94,247	18,640
Ser. 378, Class 19, IO, 5.00%, 6/25/35	283,621	55,485
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2,
(1 Month US LIBOR + 2.60%), 4.816%, 5/25/24	20,000	21,286
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	429,320	102,780
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	2,557,447	345,767
Ser. 366, Class 22, IO, 4.50%, 10/25/35	17,390	480
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
4.234%, 4/25/42	1,191,122	188,950
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%),
4.184%, 4/25/40	832,299	130,047
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,671,268	371,857
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	1,606,120	276,237
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,832,295	362,426
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,184,389	189,313
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	942,892	143,272
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	941,752	166,219
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.934%, 10/25/41	922,426	76,373
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.884%, 12/25/46	3,319,691	423,261
IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.884%, 5/25/39	10,502,666	1,324,731
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
3.734%, 2/25/43	2,108,033	347,825
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%),
3.684%, 10/25/41	2,811,320	344,387
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,603,137	443,317
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,452,293	90,871
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,450,240	102,897
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,346,254	131,621
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,189,389	66,463
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	3,752,001	407,317
Ser. 99-51, Class N, PO, zero %, 9/17/29	7,404	6,756
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,012,662	231,565
Ser. 16-42, IO, 5.00%, 2/20/46	2,762,723	599,594
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	4,303,458	591,725
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	4,782,670	1,058,405
Ser. 14-76, IO, 5.00%, 5/20/44	1,098,600	253,812
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	799,968	181,433
Ser. 12-146, IO, 5.00%, 12/20/42	693,084	157,919
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,055,274	240,321
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	750,493	173,867
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,353,709	758,944
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,720,289	395,064
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	605,638	140,572
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	1,324,694	266,595

26 Master Intermediate Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (44.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	$3,504,726	$552,275
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	2,564,249	347,969
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,000,671	229,844
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,545,058	326,393
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	2,091,108	370,356
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,489,349	317,797
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	372,307	62,246
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,346,002	277,927
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40	895	103
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,450,855	316,867
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	2,528,972	543,426
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,336,044	287,356
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,496,657	310,020
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	930,953	191,963
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	751,102	174,278
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	1,801,199	294,946
Ser. 16-29, IO, 4.00%, 2/16/46	1,292,205	255,210
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,938,557	716,935
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,006,980	439,729
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	2,470,602	455,075
Ser. 15-40, IO, 4.00%, 3/20/45	2,123,309	434,004
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	2,482,918	448,763
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	5,785,799	1,046,535
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	4,496,802	668,899
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	797,950	154,266
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	3,429,554	494,370
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	724,620	139,830
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	617,967	124,002
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,543,099	304,100
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.985%, 9/20/43	586,678	78,445
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	2,084,359	381,584
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	1,381,182	197,191
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,729,355	337,051
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	4,128,836	713,463
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	2,295,312	389,335
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	3,495,336	597,056
Ser. 13-76, IO, 3.50%, 5/20/43	2,566,902	465,764
Ser. 13-28, IO, 3.50%, 2/20/43	785,360	138,223
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,251,000	215,748
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,819,939	316,851
Ser. 13-14, IO, 3.50%, 12/20/42	4,263,536	621,709
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,268,158	215,929
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,731,577	336,329
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	2,101,743	392,543
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	2,509,653	471,579
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,058,459	202,973
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	2,924,323	368,143

Master Intermediate Income Trust 27

	Principal
MORTGAGE-BACKED SECURITIES (44.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	$3,298,669	$392,212
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	1,816,436	144,728
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	1,750,217	192,174
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	5,107,570	480,725
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
3.435%, 8/20/44	2,740,163	318,544
Ser. 17-H02, Class BI, IO, 2.384%, 1/20/67 W	2,964,032	384,435
Ser. 15-H20, Class CI, IO, 2.348%, 8/20/65 W	4,584,205	458,132
Ser. 16-H17, Class KI, IO, 2.324%, 7/20/66 W	3,080,642	335,020
Ser. 16-H18, Class QI, IO, 2.311%, 6/20/66 W	3,225,290	398,039
Ser. 17-H06, Class BI, IO, 2.309%, 2/20/67 W	4,802,903	577,309
Ser. 15-H15, Class BI, IO, 2.28%, 6/20/65 W	2,726,751	256,216
Ser. 16-H16, Class EI, IO, 2.206%, 6/20/66 W	4,562,190	510,509
Ser. 15-H24, Class AI, IO, 2.166%, 9/20/65 W	3,945,702	376,085
Ser. 17-H08, Class NI, IO, 2.138%, 3/20/67 W	6,263,348	723,417
Ser. 17-H16, Class FI, IO, 2.075%, 8/20/67 W	3,479,675	417,561
Ser. 18-H03, Class XI, IO, 2.066%, 2/20/68 W	4,749,946	658,343
Ser. 17-H19, Class MI, IO, 2.035%, 4/20/67 W	2,371,140	276,712
Ser. 16-H03, Class DI, IO, 2.012%, 12/20/65 W	4,279,142	401,170
Ser. 16-H23, Class NI, IO, 2.003%, 10/20/66 W	11,665,622	1,328,714
Ser. 17-H16, Class JI, IO, 1.988%, 8/20/67 W	9,156,990	1,281,979
Ser. 17-H12, Class QI, IO, 1.949%, 5/20/67 W	4,237,937	506,556
Ser. 16-H06, Class DI, IO, 1.901%, 7/20/65	5,978,050	470,245
Ser. 15-H10, Class BI, IO, 1.888%, 4/20/65 W	2,935,502	251,611
Ser. 15-H25, Class EI, IO, 1.84%, 10/20/65 W	3,489,621	299,758
Ser. 16-H09, Class BI, IO, 1.831%, 4/20/66 W	5,220,544	502,227
Ser. 15-H20, Class AI, IO, 1.82%, 8/20/65 W	3,958,361	349,523
Ser. 17-H11, Class DI, IO, 1.805%, 5/20/67 W	4,275,401	480,983
Ser. 18-H05, Class BI, IO, 1.80%, 2/20/68 W	4,655,516	648,863
FRB Ser. 15-H08, Class CI, IO, 1.785%, 3/20/65 W	2,313,694	197,807
Ser. 15-H23, Class BI, IO, 1.722%, 9/20/65 W	4,259,817	351,435
Ser. 16-H22, Class AI, IO, 1.718%, 10/20/66 W	4,575,963	519,861
Ser. 17-H09, IO, 1.705%, 4/20/67 W	5,671,211	580,879
Ser. 18-H15, Class KI, IO, 1.696%, 8/20/68 W	4,096,000	573,440
Ser. 16-H24, Class CI, IO, 1.686%, 10/20/66 W	2,937,869	247,078
Ser. 16-H14, IO, 1.669%, 6/20/66 W	4,338,803	293,156
Ser. 13-H08, Class CI, IO, 1.665%, 2/20/63 W	4,399,671	233,183
Ser. 14-H21, Class BI, IO, 1.539%, 10/20/64 W	6,134,435	415,301
Ser. 17-H16, Class IG, IO, 1.458%, 7/20/67 W	8,501,645	828,910
Ser. 17-H16, Class IH, IO, 1.412%, 7/20/67 W	6,375,537	591,439
Ser. 16-H03, Class AI, IO, 1.329%, 1/20/66 W	3,947,484	360,208
Ser. 16-H10, Class AI, IO, 1.285%, 4/20/66 W	10,098,520	744,281
Ser. 16-H06, Class CI, IO, 1.153%, 2/20/66 W	5,602,473	379,668
Ser. 16-H02, Class HI, IO, 1.152%, 1/20/66 W	5,417,764	432,338
Ser. 15-H26, Class CI, IO, 0.77%, 8/20/65 W	11,133,753	141,399
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,075	1,665
		58,342,537

28 Master Intermediate Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (44.3%)* cont.	amount	Value
Commercial mortgage-backed securities (8.9%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, zero %, 2/10/51 W	$12,939,070	$129
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	1,039,000	966,270
Ser. 05-PWR7, Class D, 5.304%, 2/11/41 W	441,000	441,000
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	485,667	487,512
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39 W	494,365	321,337
FRB Ser. 06-PW14, Class XW, IO, 0.506%, 12/11/38 W	500,886	3,593
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
zero %, 11/15/44 W	1,877,120	73
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.947%, 12/15/47 W	409,000	397,136
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	1,025,000	912,691
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 6.015%, 5/15/46 W	284,556	287,900
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.914%, 10/15/45 W	233,000	196,950
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	316,676
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX,
IO, 0.96%, 12/15/39 W	1,315,166	10,922
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4,
Class C, 6.185%, 9/15/39 W	211,174	214,006
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38
(Cayman Islands)	227,379	234,656
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.94%, 4/15/50 W	987,000	885,940
GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D,
4.562%, 6/10/48 W	1,679,711	1,427,755
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3,
Class B, 4.965%, 12/10/41	17,481	17,740
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 04-C3, Class X1, IO, 1.102%, 12/10/41 W	3,594,272	32,642
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO,
1.591%, 7/10/39 W	408,893	409
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44 W	207,000	194,043
FRB Ser. 13-GC10, Class E, 4.544%, 2/10/46 W	583,000	450,386
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47 W	990,000	888,747
FRB Ser. C14, Class D, 4.72%, 8/15/46 W	647,000	590,212
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47 W	407,000	293,696
FRB Ser. 14-C25, Class D, 4.093%, 11/15/47 W	1,115,000	892,401
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	1,500,000	1,067,344
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	788,000	481,854
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-LC11, Class D, 4.302%, 4/15/46 W	379,000	334,948
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.441%, 2/12/51 W	115,341	115,774
FRB Ser. 07-CB20, Class E, 6.441%, 2/12/51 W	398,000	398,000

Master Intermediate Income Trust 29

	Principal
MORTGAGE-BACKED SECURITIES (44.3%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.865%, 2/15/46 W	$410,000	$396,685
FRB Ser. 12-C6, Class E, 5.312%, 5/15/45 W	363,000	320,790
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	841,000	634,601
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51 W	3,291,721	33
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6,
Class XCL, IO, 0.771%, 9/15/39 W	865,555	13,095
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.217%, 4/20/48 W	443,000	386,832
Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D,
6.747%, 2/12/51 W	304,000	303,909
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 6.194%, 12/15/49 W	332,947	208
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	603,416	593,701
Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.86%, 8/15/47 W	596,000	542,620
FRB Ser. 13-C11, Class F, 4.503%, 8/15/46 W	496,000	188,480
FRB Ser. 13-C10, Class D, 4.219%, 7/15/46 W	654,000	597,213
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46 W	1,316,000	1,054,995
FRB Ser. 13-C10, Class F, 4.219%, 7/15/46 W	609,000	487,266
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	310,943
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	407,504	101,876
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	700,000	661,332
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.351%, 1/11/43 W	216,138	209,697
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39 W	250,932	248,950
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/19 (Cayman
Islands) (In default) † W	193,000	1,834
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	558,952	46,672
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F,
5.00%, 5/10/63 W	622,000	425,184
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.281%, 6/15/45 W	272,357	239,701
FRB Ser. 07-C34, IO, 0.117%, 5/15/46 W	2,497,782	612
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.423%, 7/15/46 W	188,000	164,269
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	736,380
WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	2,524,000	1,600,855
Ser. 13-C12, Class E, 3.50%, 3/15/48	126,000	96,335
		23,227,810
Residential mortgage-backed securities (non-agency) (13.2%)
BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.88%, 11/27/36 W	1,202,113	1,003,765
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%),
2.235%, 6/26/35	33,786	33,599

30 Master Intermediate Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (44.3%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, (1 Month US LIBOR
+ 2.93%), 5.141%, 4/25/34	$212,186	$222,839
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB
Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.396%, 11/25/47	231,089	195,416
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D,
(1 Month US LIBOR + 0.35%), 2.566%, 3/25/37	1,207,265	1,039,654
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%),
3.345%, 9/25/35	358,545	353,393
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
2.805%, 8/25/46	195,445	173,777
FRB Ser. 06-OA7, Class 1A1, 2.796%, 6/25/46 W	423,477	377,064
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
2.785%, 6/25/46	568,774	528,673
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%),
2.566%, 9/25/35	848,241	819,574
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%),
2.556%, 2/25/37	441,696	279,780
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
2.495%, 11/20/35	450,223	440,607
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%),
2.406%, 8/25/46	506,232	450,547
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
2.406%, 8/25/46	3,193,730	2,698,702
FRB Ser. 07-OA8, Class 2A1, (1 Month US LIBOR + 0.18%),
2.396%, 6/25/47	620,507	496,033
CSMC Trust 144A FRB Ser. 10-18R, Class 6A4, 4.409%, 9/28/36 W	2,000,000	1,990,612
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B,
(1 Month US LIBOR + 10.50%), 12.716%, 5/25/28	267,471	352,008
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 12.216%, 7/25/28	897,015	1,190,611
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 11.566%, 4/25/28	661,739	856,929
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 9.766%, 12/25/27	439,197	542,917
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3,
(1 Month US LIBOR + 5.15%), 7.366%, 11/25/28	490,000	581,006
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 6.066%, 3/25/29	250,000	283,115
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 4.516%, 9/25/30	1,200,000	1,213,787
Federal Home Loan Mortgage Corporation 144A Structured
Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month
US LIBOR + 3.70%), 5.916%, 12/25/30	650,000	651,534
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 14.466%, 9/25/28	1,027,689	1,510,981
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 13.966%, 10/25/28	569,672	803,797

Master Intermediate Income Trust 31

	Principal
MORTGAGE-BACKED SECURITIES (44.3%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
(1 Month US LIBOR + 11.75%), 13.966%, 8/25/28	$530,495	$761,149
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B,
(1 Month US LIBOR + 10.75%), 12.966%, 1/25/29	119,724	160,103
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 8.116%, 10/25/28	1,690,000	1,956,298
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 7.916%, 4/25/28	1,453,740	1,689,100
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 7.766%, 4/25/28	77,783	88,264
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 7.716%, 9/25/29	335,000	392,830
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
(1 Month US LIBOR + 5.00%), 7.216%, 7/25/25	875,700	998,091
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 7.216%, 7/25/25	525,641	584,874
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
(1 Month US LIBOR + 4.85%), 7.066%, 10/25/29	1,140,000	1,308,349
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.466%, 4/25/29	69,000	78,490
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.466%, 1/25/29	170,000	192,019
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 6.216%, 5/25/25	43,992	48,313
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2,
(1 Month US LIBOR + 3.65%), 5.866%, 9/25/29	70,000	77,082
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 5.816%, 1/25/30	140,000	148,040
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1,
(1 Month US LIBOR + 3.55%), 5.766%, 7/25/30	180,000	184,640
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 5.766%, 7/25/29	350,000	381,819
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month
US LIBOR + 0.18%), 2.396%, 5/25/36	628,926	293,386
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month
US LIBOR + 0.31%), 2.526%, 5/25/37	403,162	306,091
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 2.416%, 6/25/37	611,238	363,165
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR
+ 0.80%), 3.011%, 8/25/35	143,010	126,295
Oaktown Re, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR
+ 2.85%), 5.066%, 7/25/28 (Bermuda)	800,000	807,625
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 4.916%, 3/25/28 (Bermuda)	620,000	624,030
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1,
(1 Month US LIBOR + 0.22%), 2.431%, 5/25/46	345,548	331,726
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%),
2.426%, 8/25/36	471,504	412,566
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%),
2.336%, 8/25/36	392,927	357,854

32 Master Intermediate Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (44.3%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.124%, 9/25/35 W	$472,099	$474,747
FRB Ser. 05-AR14, Class 1A2, 3.538%, 12/25/35 W	189,761	190,463
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
2.706%, 10/25/45	868,989	860,440
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%),
2.616%, 12/25/45	296,314	289,869
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%),
2.566%, 12/25/45	229,899	219,855
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.192%, 4/25/36 W	404,401	410,467
FRB Ser. 06-AR2, Class 1A1, 4.019%, 3/25/36 W	409,790	411,223
		34,619,983
Total mortgage-backed securities (cost $114,259,834)		$116,190,330

	Principal
CORPORATE BONDS AND NOTES (32.0%)*	amount	Value
Basic materials (4.2%)
Alcoa Nederland Holding BV 144A company guaranty sr. unsec.
unsub. notes 6.125%, 5/15/28 (Netherlands)	$200,000	$205,500
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	156,000	166,920
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	40,000	40,650
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec.
notes 6.25%, 2/1/25 (Netherlands)	415,000	411,369
American Woodmark Corp. 144A company guaranty sr. unsec.
notes 4.875%, 3/15/26	137,000	130,493
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	86,000	93,310
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	300,000	294,000
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25	147,000	135,424
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub.
notes 6.375%, 10/1/23	108,000	111,780
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr.
notes 7.25%, 9/1/25	226,000	238,713
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	298,000	287,943
Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	352,000	358,934
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24	235,000	225,894
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	160,000	157,400
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	434,000	423,107
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	490,000	504,715
Chemours Co. (The) company guaranty sr. unsec. notes
5.375%, 5/15/27	56,000	54,001
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25	63,000	66,811
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
6.625%, 5/15/23	144,000	150,421

Master Intermediate Income Trust 33

	Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.	amount	Value
Basic materials cont.
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes
5.75%, 3/1/25	$45,000	$43,763
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	339,000	313,999
Constellium NV 144A company guaranty sr. unsec. notes 5.875%,
2/15/26 (Netherlands)	250,000	242,188
Constellium NV 144A company guaranty sr. unsec. notes 5.75%,
5/15/24 (Netherlands)	250,000	248,750
Cornerstone Chemical Co. 144A company guaranty sr. notes
6.75%, 8/15/24	89,000	89,131
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	99,000	100,114
Crown Americas, LLC/Crown Americas Capital Corp. VI 144A
company guaranty sr. unsec. notes 4.75%, 2/1/26	150,000	143,250
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.50%, 4/1/25 (Canada)	200,000	189,750
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.25%, 5/15/22 (Canada)	238,000	232,943
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25	108,000	103,140
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
6.875%, 2/15/23 (Indonesia)	150,000	159,750
GCP Applied Technologies, Inc. 144A sr. unsec. notes
5.50%, 4/15/26	345,000	339,394
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes
7.625%, 1/15/25 (Canada)	145,000	149,713
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	202,000	192,597
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	83,000	90,263
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 7.00%, 4/15/25	153,000	157,208
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	242,000	241,395
Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	53,000	55,388
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	94,000	96,124
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	75,000	73,500
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6.25%, 11/15/22 (Canada)	86,000	75,035
New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)	40,000	33,400
NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	134,000	124,788
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	18,000	17,586
Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	455,000	465,806
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26	138,000	139,035
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	163,000	161,778
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	259,000	304,973
Steel Dynamics, Inc. company guaranty sr. unsec. notes
5.00%, 12/15/26	236,000	234,820

34 Master Intermediate Income Trust

	Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.	amount	Value
Basic materials cont.
Steel Dynamics, Inc. company guaranty sr. unsec. notes
4.125%, 9/15/25	$45,000	$42,863
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	50,000	51,050
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23	20,000	20,296
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 5.182%, 4/24/28 (Switzerland)	305,000	291,799
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
3.75%, 2/1/23 (Canada)	64,000	62,720
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	175,000	176,313
TopBuild Corp. 144A company guaranty sr. unsec. notes
5.625%, 5/1/26	160,000	156,400
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)	105,000	100,931
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)	55,000	50,875
Tronox, Inc. 144A company guaranty sr. unsec. notes
6.50%, 4/15/26	120,000	115,500
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24	238,000	240,785
Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	119,000	123,314
USG Corp. 144A company guaranty sr. unsec. bonds
4.875%, 6/1/27	172,000	173,894
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	94,000	95,763
Whiting Petroleum Corp. 144A sr. unsec. notes 7.875%, 7/15/26	100,000	98,750
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	122,000	128,405
Zekelman Industries, Inc. 144A company guaranty sr. notes
9.875%, 6/15/23	220,000	238,975
		11,045,599
Capital goods (1.9%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27	199,000	187,806
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)	280,000	292,950
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)	112,000	115,808
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22	105,000	106,717
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	67,000	67,335
Berry Global, Inc. 144A notes 4.50%, 2/15/26	55,000	52,250
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	49,000	53,900
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	272,000	286,620
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	235,000	248,513
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	150,000	163,125
Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22	202,000	203,263

Master Intermediate Income Trust 35

		Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.		amount	Value
Capital goods cont.
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%,
3/1/23 (Canada)		$85,000	$79,794
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22		315,000	323,663
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		340,000	328,525
MasTec, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/15/23		121,000	120,093
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	100,000	108,030
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25		$95,000	97,850
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes
6.625%, 4/15/27		84,000	86,100
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25		175,000	166,688
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes
6.125%, 10/1/26		170,000	172,763
Tennant Co. company guaranty sr. unsec. unsub. notes
5.625%, 5/1/25		135,000	136,688
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 12/15/24		99,000	92,936
Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec.
notes 7.75%, 4/15/26 (Canada)		284,000	246,370
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.50%, 5/15/25		55,000	56,031
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26		174,000	175,740
TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6.50%, 7/15/24		175,000	179,288
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		232,000	219,820
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		122,000	126,880
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes
12.00%, 2/15/22 ‡‡		50,000	51,125
Wabash National Corp. 144A company guaranty sr. unsec. notes
5.50%, 10/1/25		240,000	229,200
Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		209,000	200,640
			4,976,511
Communication services (3.8%)
Altice Financing SA 144A company guaranty sr. notes 6.625%,
2/15/23 (Luxembourg)		200,000	201,500
Altice Financing SA 144A company guaranty sr. unsub. notes
7.50%, 5/15/26 (Luxembourg)		200,000	195,000
Altice Luxembourg SA company guaranty sr. unsec. sub. notes
Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	100,000	108,605
Altice Luxembourg SA 144A company guaranty sr. unsec. notes
7.75%, 5/15/22 (Luxembourg)		$280,000	271,950
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		150,000	158,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26		276,000	272,895
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24		249,000	253,046
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26		49,000	49,123

36 Master Intermediate Income Trust

	Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.	amount	Value
Communication services cont.
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23	$360,000	$360,558
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. sub. notes 7.75%, 7/15/25	200,000	212,500
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	210,000	210,046
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	121,000	121,756
CommScope Technologies Finance, LLC 144A sr. unsec. notes
6.00%, 6/15/25	314,000	323,420
CommScope Technologies, LLC 144A company guaranty sr. unsec.
unsub. notes 5.00%, 3/15/27	139,000	133,788
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	310,000	303,025
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	120,000	126,300
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23	340,000	371,960
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%,
3/1/23 (Jamaica)	615,000	513,525
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	280,000	250,950
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	63,000	63,000
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	46,000	35,867
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22	119,000	105,910
Frontier Communications Corp. 144A company guaranty notes
8.50%, 4/1/26	233,000	220,185
Intelsat Connect Finance SA 144A company guaranty sr. unsec.
notes 9.50%, 2/15/23 (Luxembourg)	422,000	419,890
Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Bermuda)	6,000	6,315
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%,
7/15/25 (Bermuda)	265,000	280,569
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.625%, 2/1/23	103,000	104,169
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 3/15/26	225,000	221,355
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	40,000	41,200
SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)	200,000	197,250
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	105,000	109,725
Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18	99,000	99,614
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	883,000	952,536
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21	290,000	306,675
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25	345,000	359,421
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23	156,000	160,368
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27	80,000	79,700

Master Intermediate Income Trust 37

		Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.		amount	Value
Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22		$45,000	$44,803
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28		135,000	127,069
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
4.50%, 2/1/26		55,000	52,490
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	288,900	378,565
UPC Holding BV 144A sr. notes 5.50%, 1/15/28 (Netherlands)		$200,000	189,814
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%,
7/15/22 (Canada)		363,000	372,075
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)		75,000	73,500
Virgin Media Secured Finance PLC company guaranty sr. notes
Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	133,322
Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	149,115
Windstream Services, LLC/Windstream Finance Corp. 144A
company guaranty sub. notes 9.00%, 6/30/25		$211,000	162,998
			9,885,510
Consumer cyclicals (5.2%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
notes 6.125%, 5/15/27		251,000	240,333
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/26		57,000	54,578
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 2/15/22		38,000	38,285
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 6/15/25		155,000	148,413
American Builders & Contractors Supply Co., Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/26		38,000	38,095
American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23		95,000	96,781
Boyd Gaming Corp. company guaranty sr. unsec. notes
6.00%, 8/15/26		60,000	60,450
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6.875%, 5/15/23		150,000	157,575
Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25		55,000	58,163
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)		64,000	64,301
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		125,000	127,500
CBS Radio, Inc. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24		218,000	209,494
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22		72,000	72,360
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23		25,000	24,594
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7.625%, 3/15/20		84,000	84,420

38 Master Intermediate Income Trust

		Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.		amount	Value
Consumer cyclicals cont.
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22		$127,000	$129,223
Codere Finance 2 Luxembourg SA company guaranty sr. notes
Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	100,000	109,284
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$398,000	377,105
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25		215,000	204,788
Delta Merger Sub., Inc. 144A sr. unsec. notes 6.00%, 9/15/26		20,000	20,250
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		112,000	114,800
Diamond Resorts International, Inc. 144A sr. unsec. notes
10.75%, 9/1/24		40,000	38,950
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23		85,000	89,463
Gartner, Inc. 144A company guaranty sr. unsec. notes
5.125%, 4/1/25		155,000	156,071
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
notes 5.25%, 6/1/25		115,000	116,725
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		79,000	80,225
Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26		63,000	62,449
Great Canadian Gaming Corp. 144A company guaranty sr. unsec.
notes 6.625%, 7/25/22 (Canada)	CAD	260,000	206,300
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		$145,000	140,922
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27		200,000	197,146
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		246,000	243,540
iHeartCommunications, Inc. company guaranty sr. notes 9.00%,
12/15/19 (In default) †		288,000	216,720
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28
(United Kingdom)		65,000	65,081
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		105,000	106,575
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)		35,000	33,600
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R		65,000	60,288
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R		218,000	200,015
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty notes 10.25%, 11/15/22		384,000	422,477
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty sr. notes 6.75%, 11/15/21		227,000	234,945
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		55,000	58,378
JC Penney Corp., Inc. 144A company guaranty sr. notes
5.875%, 7/1/23		100,000	88,000
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.875%, 12/15/27		75,000	68,344
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.625%, 12/15/25		85,000	78,413

Master Intermediate Income Trust 39

		Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.		amount	Value
Consumer cyclicals cont.
Lennar Corp. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24		$85,000	$88,506
Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22		89,000	89,383
Lions Gate Capital Holdings, LLC 144A company guaranty sr.
unsec. notes 5.875%, 11/1/24		181,000	185,525
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/24		141,000	138,180
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 3/15/26		189,000	190,890
Masaria Investments SAU sr. notes Ser. REGS, 5.00%,
9/15/24 (Spain)	EUR	100,000	110,048
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)		$40,000	40,400
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)		105,000	101,556
Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		200,000	205,000
MGM Resorts International company guaranty sr. unsec. notes
6.75%, 10/1/20		175,000	183,969
MGM Resorts International company guaranty sr. unsec. unsub.
notes 6.625%, 12/15/21		147,000	155,269
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		278,000	289,120
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.75%, 10/15/21 ‡‡		185,435	122,271
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.00%, 10/15/21		95,000	62,403
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
notes 5.625%, 8/1/24		377,000	368,989
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)		81,000	79,380
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. sub. notes 5.00%, 4/15/22		215,000	209,625
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		135,000	136,350
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		75,000	75,563
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		129,000	127,686
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		110,000	106,117
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22		192,000	195,600
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26		107,000	104,025
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24		124,000	121,520
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		60,000	43,125
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26		180,000	179,100
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes
6.25%, 5/15/26		123,000	123,454
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21		233,000	232,418

40 Master Intermediate Income Trust

		Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.		amount	Value
Consumer cyclicals cont.
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		$147,000	$147,908
Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22		480,000	508,200
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24		337,000	329,839
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
unsub. notes 5.125%, 2/15/27		103,000	94,631
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes
6.00%, 7/15/24		117,000	121,388
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		297,000	285,120
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 4/15/27		225,000	222,750
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 7/31/24		270,000	263,250
Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25		105,000	106,050
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22		10,000	10,250
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		98,000	100,205
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		244,000	243,695
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,237
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A company guaranty sr. unsub. notes
5.875%, 5/15/25		125,000	118,088
Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS,
5.375%, 11/15/23 (Luxembourg)	EUR	100,000	95,501
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24		$141,000	139,943
Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22		125,000	127,188
Univision Communications, Inc. 144A company guaranty sr. notes
5.125%, 5/15/23		220,000	210,100
Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25		95,000	88,825
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23		55,000	53,213
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr.
unsec. notes 8.75%, 7/15/25		200,000	193,000
WMG Acquisition Corp. 144A company guaranty sr. notes
5.00%, 8/1/23		123,000	123,000
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes
5.50%, 4/15/26		60,000	59,550
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26		101,000	99,106
Wyndham Destinations, Inc. sr. unsec. unsub. bonds 5.75%, 4/1/27		19,000	17,908
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec.
notes 5.375%, 4/15/26		110,000	108,900
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27		276,000	256,335
			13,594,071

Master Intermediate Income Trust 41

		Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.		amount	Value
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)		$175,000	$167,563
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)		125,000	125,156
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
sub. notes 4.25%, 5/15/24 (Canada)		125,000	118,438
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		160,000	161,600
Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25		200,000	190,000
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes
8.50%, 7/15/25		389,000	399,845
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes
8.00%, 2/15/22		105,000	95,025
Dean Foods Co. 144A company guaranty sr. unsec. notes
6.50%, 3/15/23		145,000	136,119
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	335,000	363,126
Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	100,000	115,666
Fresh Market, Inc. (The) 144A company guaranty sr. notes
9.75%, 5/1/23		$120,000	89,400
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes
8.75%, 10/1/25		283,000	296,663
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		192,000	194,761
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		191,000	183,360
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26		130,000	129,513
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24		130,000	128,944
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27		80,000	76,900
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26		157,000	153,860
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24		37,000	36,168
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		141,000	140,309
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		120,000	112,800
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		120,000	119,550
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23		212,000	190,005
			3,724,771
Energy (8.1%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company
guaranty sr. unsec. notes 7.875%, 12/15/24		583,000	553,850
Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23		68,000	69,615
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21		192,000	194,458
Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26		187,000	192,143
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 10.00%, 4/1/22		99,000	111,375
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 7.00%, 11/1/26		45,000	44,831

42 Master Intermediate Income Trust

	Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.	amount	Value
Energy cont.
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes
5.625%, 6/1/24 (Canada)	$163,000	$155,665
California Resources Corp. company guaranty sr. unsec. sub. notes
5.00%, 1/15/20	93,000	88,815
California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	77,000	73,535
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	279,000	293,299
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	165,000	165,619
Chesapeake Energy Corp. company guaranty sr. unsec. notes
8.00%, 6/15/27	54,000	55,080
Chesapeake Energy Corp. company guaranty sr. unsec. notes
8.00%, 1/15/25	218,000	224,813
Chesapeake Energy Corp. company guaranty sr. unsec. notes
5.75%, 3/15/23	26,000	25,318
Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26	155,000	154,659
Continental Resources, Inc. company guaranty sr. unsec. notes
3.80%, 6/1/24	498,000	488,370
Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	84,000	85,479
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	238,000	241,273
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes
5.625%, 10/15/25	140,000	136,500
DCP Midstream Operating LP company guaranty sr. unsec. unsub.
notes 5.375%, 7/15/25	60,000	61,125
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6.375%, 8/15/21	27,000	26,325
Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	117,000	126,506
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24	58,000	59,740
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	232,000	236,640
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 11/1/24	65,000	65,081
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	154,000	154,000
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 5.50%, 1/30/26	60,000	60,000
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	105,000	104,213
EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9.375%, 5/1/20	99,000	97,391
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 9.375%, 5/1/24	249,000	205,425
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 8.00%, 2/15/25	90,000	68,850
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 8.00%, 11/29/24	45,000	45,338
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 7.75%, 5/15/26	125,000	127,969

Master Intermediate Income Trust 43

	Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.	amount	Value
Energy cont.
Hess Infrastructure Partners LP/Hess Infrastructure Partners
Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	$210,000	$212,100
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	217,000	221,883
Indigo Natural Resources, LLC 144A sr. unsec. notes
6.875%, 2/15/26	194,000	187,695
Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes
5.875%, 5/1/26	113,000	112,435
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%,
3/31/24 (Canada)	22,000	20,075
MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.375%, 1/30/23 (Canada)	139,000	126,490
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	110,000	108,900
Nabors Industries, Inc. company guaranty sr. unsec. notes
5.75%, 2/1/25	205,000	196,526
Nabors Industries, Inc. company guaranty sr. unsec. notes
5.50%, 1/15/23	20,000	19,646
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	221,000	230,669
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	144,000	149,220
Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 7.75%, 1/15/24	67,000	66,498
Noble Holding International, Ltd. 144A company guaranty sr.
unsec. notes 7.875%, 2/1/26	55,000	57,063
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	33,000	33,743
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	191,000	194,339
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	125,000	127,188
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%,
5/3/22 (Indonesia)	925,000	944,367
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	200,000	198,411
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	4,416,000	4,471,862
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	18,000	18,068
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	222,000	229,215
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	664,000	617,520
Petroleos de Venezuela SA company guaranty sr. unsec. bonds
Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default) †	727,000	156,305
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	3,054,000	661,191
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
8.00%, 5/3/19 (Mexico)	1,297,000	1,332,668
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.375%, 3/13/22 (Mexico)	269,000	276,177
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.875%, 1/24/22 (Mexico)	941,000	951,822

44 Master Intermediate Income Trust

	Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.	amount	Value
Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	$2,171,000	$2,029,885
Range Resources Corp. company guaranty sr. unsec. sub. notes
5.75%, 6/1/21	137,000	140,939
Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5.00%, 10/1/22	85,000	88,032
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	175,000	187,857
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24	175,000	178,500
SESI, LLC company guaranty sr. unsec. unsub. notes
7.125%, 12/15/21	58,000	58,812
Seven Generations Energy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 9/30/25 (Canada)	105,000	101,063
Seventy Seven Energy, Inc. escrow sr. unsec. notes
6.50%, 7/15/22 F	20,000	2
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	50,000	51,688
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	72,000	70,110
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	96,000	98,880
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 1/15/28	125,000	126,094
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27	95,000	95,000
Targa Resources Partners LP/Targa Resources Partners
Finance Corp. 144A company guaranty sr. unsec. unsub. bonds
5.00%, 1/15/28	215,000	209,088
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)	60,000	60,900
Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes
6.625%, 2/15/25 (Canada)	217,000	214,830
USA Compression Partners LP/USA Compression Finance Corp.
144A sr. unsec. notes 6.875%, 4/1/26	110,000	113,575
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes
5.625%, 3/15/25 (Canada)	22,000	21,863
Weatherford International, LLC 144A company guaranty sr. unsec.
notes 9.875%, 3/1/25	65,000	62,725
Weatherford International, Ltd. company guaranty sr. unsec. sub.
notes 9.875%, 2/15/24	290,000	284,200
Weatherford International, Ltd. company guaranty sr. unsec.
unsub. notes 8.25%, 6/15/23	33,000	31,185
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26	85,000	88,400
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	27,000	30,645
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	106,000	107,325
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	30,000	31,088
		21,198,062
Financials (2.5%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	336,000	338,520
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes
8.25%, 8/1/23	96,000	99,360
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	489,000	504,893
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)	200,000	187,780

Master Intermediate Income Trust 45

		Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.		amount	Value
Financials cont.
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25		$75,000	$77,940
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		160,000	163,000
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		242,000	246,840
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		34,000	34,680
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		105,000	102,900
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		294,000	300,615
Commerzbank AG 144A unsec. sub. notes 8.125%,
9/19/23 (Germany)		200,000	228,078
Credit Acceptance Corp. company guaranty sr. unsec. notes
6.125%, 2/15/21		149,000	150,304
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R		160,000	154,800
Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%,
4/17/28 (Canada)		75,000	73,942
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		110,000	106,700
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		156,000	151,320
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%,
11/1/22 (Canada)		95,000	98,919
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		156,000	156,204
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24		95,000	97,256
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 2/1/22		95,000	97,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.00%, 8/1/20		23,000	23,418
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22		215,000	217,688
International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22		15,000	15,881
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		200,000	180,477
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R		165,000	166,238
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R		55,000	54,175
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25		200,000	195,250
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28 R		50,000	45,755
Miller Homes Group Holdings PLC company guaranty sr. notes
Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	131,620
Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		$48,000	48,058
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25		170,000	170,000
Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%,
5/28/24 (United Kingdom)		100,000	100,076
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes
7.125%, 3/15/26		60,000	59,700
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.875%, 3/15/25		202,000	201,495
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.125%, 5/15/22		74,000	76,313

46 Master Intermediate Income Trust

	Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.	amount	Value
Financials cont.
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19	$55,000	$55,756
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25 R	150,000	143,642
Stearns Holdings, Inc. 144A company guaranty sr. notes
9.375%, 8/15/20	185,000	181,300
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
11.125%, 4/1/23	233,000	233,000
Travelport Corporate Finance PLC 144A company guaranty sr.
notes 6.00%, 3/15/26 (United Kingdom)	189,000	191,962
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	140,000	139,650
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)	200,000	195,000
Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26	35,000	36,663
Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23	115,000	120,319
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes
7.875%, 5/1/25	236,000	228,715
		6,583,577
Health care (2.4%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	205,000	184,500
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	135,000	102,600
Bausch Health Cos., Inc. 144A company guaranty sr. notes
5.50%, 11/1/25	40,000	40,000
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
9.25%, 4/1/26	140,000	151,025
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
9.00%, 12/15/25	115,000	123,769
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
6.125%, 4/15/25	265,000	251,750
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
5.875%, 5/15/23	377,000	367,575
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
5.625%, 12/1/21	35,000	34,869
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
7.00%, 3/15/24	160,000	169,040
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
6.50%, 3/15/22	125,000	130,000
Bausch Health Cos., Inc. 144A sr. unsec. notes 8.50%, 1/31/27	125,000	131,250
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21	189,000	179,078
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	175,000	183,750
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	130,000	131,463
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	60,000	61,431
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23	408,000	387,478
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22	354,000	198,346
CHS/Community Health Systems, Inc. 144A company guaranty
sub. notes 8.125%, 6/30/24	200,000	166,276
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5.375%, 1/15/23	165,000	145,613
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	113,000	116,249
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	283,000	294,320

Master Intermediate Income Trust 47

		Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.		amount	Value
Health care cont.
HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22		$55,000	$60,225
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
144A company guaranty sr. unsec. notes 6.375%, 8/1/23		160,000	161,200
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub.
notes 12.50%, 11/1/21		185,000	203,556
Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)		143,000	120,656
Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22		120,000	121,950
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
4.875%, 6/15/25		30,000	29,475
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics
SA 144A sr. unsec. notes 6.625%, 5/15/22		240,000	234,480
Service Corp. International sr. unsec. notes 5.375%, 1/15/22		249,000	252,113
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		45,000	43,191
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		498,000	506,187
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		96,000	98,880
Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20		231,000	238,588
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		81,000	85,358
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)		200,000	210,973
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)		200,000	203,089
Unilabs Subholding AB company guaranty sr. unsec. notes
Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	100,000	113,191
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		$75,000	76,219
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		45,000	45,788
			6,355,501
Technology (1.5%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		571,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		219,000	222,176
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24		901,000	966,503
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes
5.45%, 6/15/23		195,000	205,069
Energizer Gamma Acquisition, Inc. 144A company guaranty sr.
unsec. notes 6.375%, 7/15/26		45,000	46,519
First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23		150,000	156,188
First Data Corp. 144A notes 5.75%, 1/15/24		258,000	262,193
First Data Corp. 144A sr. notes 5.375%, 8/15/23		165,000	167,516
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec.
notes 8.625%, 11/15/24		288,000	280,109
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A
company guaranty sr. unsec. notes 7.125%, 5/1/21 ‡‡		254,000	256,220
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		228,000	231,089
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		57,000	57,784
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		50,000	50,875

48 Master Intermediate Income Trust

	Principal
CORPORATE BONDS AND NOTES (32.0%)* cont.	amount	Value
Technology cont.
Solera, LLC /Solera Finance, Inc. 144A sr. unsec. notes
10.50%, 3/1/24	$308,000	$336,490
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr.
unsec. notes 6.75%, 6/1/25	190,000	184,775
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25	268,000	268,670
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	180,000	174,074
		3,866,250
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr.
unsec. notes 6.375%, 4/1/23	229,000	233,580
		233,580
Utilities and power (0.9%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	665,000	681,625
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23	70,000	70,438
AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23	60,000	60,150
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	163,000	164,630
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	252,000	223,020
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	86,000	79,658
Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	35,000	35,175
Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24	143,000	153,904
Dynegy, Inc. 144A company guaranty sr. unsec. notes
8.125%, 1/30/26	78,000	85,898
Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	164,000	172,610
Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27	62,000	64,344
GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20
(In default) †	142,000	95,850
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	122,000	132,370
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27	176,000	184,800
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds
5.75%, 1/15/28	55,000	55,550
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
escrow company guaranty sr. notes 11.50%, 10/1/20	90,000	675
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26	168,000	169,890
		2,430,587
Total corporate bonds and notes (cost $85,742,244)		$83,894,019

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (29.7%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.7%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 10/1/48	$8,000,000	$8,266,875
4.00%, TBA, 10/1/48	4,000,000	4,066,875
		12,333,750

Master Intermediate Income Trust 49

U.S. GOVERNMENT AND AGENCY		Principal
MORTGAGE OBLIGATIONS (29.7%)* cont.		amount	Value
U.S. Government Agency Mortgage Obligations (25.0%)
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 10/1/48		$3,000,000	$3,203,906
4.00%, TBA, 11/1/48		11,000,000	11,091,953
4.00%, TBA, 10/1/48		11,000,000	11,106,563
3.50%, TBA, 10/1/48		41,000,000	40,346,563
			65,748,985
Total U.S. government and agency mortgage obligations (cost $78,507,618)			$78,082,735

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (11.0%)*		amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		$750,000	$637,500
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%,
1/13/28 (Brazil)		2,125,000	1,952,499
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS,
7.875%, 6/15/27 (Argentina)		400,000	333,080
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates
BADLAR + 3.83%), 45.78%, 5/31/22 (Argentina)	ARS	7,745,000	172,570
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		$2,140,000	1,781,978
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina)		1,399,000	1,407,744
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		1,891,000	1,752,201
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%,
9/1/24 (Argentina)		940,000	789,600
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		1,067,000	992,310
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21
(Dominican Republic)		170,000	177,990
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		105,000	118,650
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)		550,000	588,060
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%,
1/27/25 (Dominican Republic)		725,000	724,094
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%,
2/21/23 (Egypt)		315,000	304,369
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
6/11/25 (Egypt)		890,000	849,950
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/30/25 (El Salvador)		300,000	278,550
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	1,054,000	1,275,818
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	446,000	498,690
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece) ††	EUR	3,716,744	4,218,268
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	2,427,822	2,773,582
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
1/8/26 (Indonesia)		$1,020,000	1,035,300

50 Master Intermediate Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (11.0%)* cont.		amount	Value
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%,
1/15/25 (Indonesia)		$360,000	$355,050
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		200,000	203,000
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		650,000	641,063
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		560,000	543,900
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
3/3/28 (Ivory Coast)		375,000	361,875
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%,
7/23/24 (Ivory Coast)		950,000	908,438
Russia (Federation of) sr. unsec. unsub. notes Ser. REGS, 4.50%,
4/4/22 (Russia)		1,400,000	1,417,500
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		200,000	202,500
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%,
7/30/24 (Senegal)	EUR	400,000	403,000
United Mexican States sr. unsec. unsub. notes 4.15%,
3/28/27 (Mexico)		$1,115,000	1,096,541
Total foreign government and agency bonds and notes (cost $29,969,296)			$28,795,670

	Principal
SENIOR LOANS (1.7%)*c	amount	Value
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.00%), 6.104%, 7/2/22	$44,701	$34,616
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 5.383%, 4/28/22	48,873	48,110
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.50%), 5.834%, 4/21/24	83,592	76,006
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.25%), 6.408%, 12/15/24	251,175	253,104
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 6.596%, 6/21/24	216,263	217,516
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.25%), 5.581%, 4/3/24	64,350	64,281
California Resources Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 4.75%), 6.962%, 11/17/22	155,000	158,100
CCC Information Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 6.75%), 8.826%, 3/31/25	64,000	64,360
Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 7.50%), 9.576%, 8/23/21	—	—
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 6.251%, 5/5/24	85,407	85,905
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA
LIBOR USD 3 Month + 4.25%), 6.492%, 6/30/24	133,980	131,914
Financial & Risk US Holdings, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.75%), 6.088%, 9/18/25	85,000	84,803
Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 5.076%, 10/25/23	184,526	176,361
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.75%), 6.826%, 4/16/21	93,240	93,356

Master Intermediate Income Trust 51

	Principal
SENIOR LOANS (1.7%)*c cont.	amount	Value
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 4.992%, 3/31/24	$80,756	$81,210
HFOTCO, LLC bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month
+ 2.75%), 5.09%, 6/26/25	199,000	199,373
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA
LIBOR USD 3 Month + 6.75%), 8.826%, 1/30/19 (In default) †	323,000	240,097
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 9.25%), 11.604%, 5/21/24	260,000	256,750
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 5.00%), 7.509%, 10/16/23	79,587	80,035
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 6.75%), 9.021%, 3/21/23	149,345	145,238
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month
+ 8.25%), 10.593%, 11/1/24	95,000	96,900
Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD
3 Month + 7.25%), 9.585%, 10/17/22	102,723	93,992
Navistar Financial Corp. Owner Trust bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 3.75%), 5.88% 7/30/25	40,000	40,125
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 5.64%, 11/6/24	338,300	339,357
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.25%), 5.37%, 10/25/20	148,331	137,485
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/28/25	104,475	102,734
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 5.348%, 11/3/23	146,600	144,610
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.81%, 9/7/23	246,891	187,895
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 4.826%, 2/5/23	141,745	142,375
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 8.00%), 9.873%, 2/28/26	100,000	96,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 3.50%), 5.373%, 2/28/25	114,138	113,139
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month
+ 8.50%), 10.576%, 3/19/21	53,961	52,207
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month
+ 4.50%), 6.576%, 3/19/20	104,625	102,402
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25	233,050	226,240
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 6.313%, 11/15/23	55,000	55,206
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 6.256%, 7/24/24	74,624	74,531
Total senior loans (cost $4,651,258)		$4,496,333

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
(3.05)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.05	$38,330,000	$241,096
(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031	3,024,300	148,856

52 Master Intermediate Income Trust

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Citibank, N.A. cont.
3.087/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.087		$38,330,000	$135,305
(3.25325)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.25325		38,330,000	43,696
2.89/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.89		38,330,000	383
Goldman Sachs International
(3.0325)/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.0325		54,421,700	165,442
(3.01)/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.01		54,421,700	113,197
(3.10)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.10		25,553,400	105,791
3.0325/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.0325		54,421,700	72,381
3.01/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.01		54,421,700	55,510
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	33,740,500	25,072
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	33,740,500	10,969
2.93/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.93		$25,553,400	3,577
1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	3,042,000	3,251
1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	7,817,000	611
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		$22,434,200	22
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		5,177,100	5
JPMorgan Chase Bank N.A.
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	7,733,000	226,166
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$3,169,000	224,018
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	219,200
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	3,085,000	203,735
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		$3,169,000	129,675
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	126,538
(2.925)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.925		40,816,300	121,633
0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	21,126,500	2,203
2.76/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.76		$20,408,100	20
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	297,735
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	297,703
(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225		53,597,200	174,191
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		79,389,400	98,443
(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875		26,798,600	77,448
Total purchased swap options outstanding (cost $4,374,044)				$3,323,872

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.2%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	8,759,000	$8,759,000	$92,547
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Call)	Oct-18/$93.16	15,000,000	15,000,000	2,730
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Oct-18/96.43	19,000,000	19,000,000	1,501

Master Intermediate Income Trust 53

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.2%)* cont.	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/$98.02	13,000,000	$13,000,000	$79,183
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.17	13,000,000	13,000,000	67,951
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.33	13,000,000	13,000,000	57,772
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.19	13,000,000	13,000,000	10,504
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.38	13,000,000	13,000,000	7,150
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.56	13,000,000	13,000,000	4,732
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/98.80	13,000,000	13,000,000	109,421
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/98.64	13,000,000	13,000,000	96,226
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/98.48	13,000,000	13,000,000	84,058
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Oct-18/98.31	14,000,000	14,000,000	14,000
Total purchased options outstanding (cost $864,539)				$627,775

	Principal
CONVERTIBLE BONDS AND NOTES (1.2%)*	amount	Value
Basic materials (—%)
Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20, (Mexico)	$22,000	$22,163
Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23	21,000	19,794
		41,957
Capital goods (0.1%)
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	32,000	35,491
Greenbrier Cos., Inc. (The) cv. sr. unsec. notes 2.875%, 2/1/24	33,000	39,024
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	21,000	15,662
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	16,000	18,799
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24	30,000	35,153
		144,129
Communication services (0.1%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	119,000	113,498
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	8,000	8,792
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23	25,000	31,348
		153,638

54 Master Intermediate Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (1.2%)* cont.	amount	Value
Consumer cyclicals (0.1%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24	$14,381	$23,421
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	52,000	58,308
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	56,000	67,998
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	20,000	23,372
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes
2.50%, 3/15/23	26,000	28,093
Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes
2.00%, 10/1/23	20,000	17,974
Navistar International Corp. cv. sr. unsec. sub. bonds
4.75%, 4/15/19	16,000	16,212
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes
0.35%, 6/15/20	46,000	69,810
Square, Inc. cv. sr. unsec. unsub. notes 0.375%, 3/1/22	7,000	30,282
Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23	27,000	38,246
		373,716
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23	13,000	15,659
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 10/1/22	19,000	28,239
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds
1.00%, 6/30/47	53,000	53,233
Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20	27,000	28,107
Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%, 9/1/22	20,000	30,149
		155,387
Energy (—%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20
(acquired 2/2/17, cost $24,845) (Cayman Islands)	35,887	35,887
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes
5.50%, 9/15/26	37,000	36,547
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	27,000	36,253
Weatherford International, Ltd. cv. company guaranty sr. unsec.
notes 5.875%, 7/1/21	24,000	22,601
		131,288
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23, R	18,000	17,893
Heritage Insurance Holdings, Inc. cv. company guaranty sr. unsec.
bonds 5.875%, 8/1/37	15,000	17,303
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22, R	38,000	41,765
JPMorgan Chase Financial Co., LLC cv. company guaranty sr.
unsec. notes 0.25%, 5/1/23	32,000	30,880
Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes
4.00%, 1/15/19, R	22,000	24,310
		132,151
Health care (0.2%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes
0.599%, 8/1/24	44,000	46,893
Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25	30,000	23,190
Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25	22,000	27,184

Master Intermediate Income Trust 55

	Principal
CONVERTIBLE BONDS AND NOTES (1.2%)* cont.	amount	Value
Health care cont.
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	$100,000	$110,365
Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25	20,000	16,836
Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24	16,000	20,228
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22	17,000	22,068
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub.
bonds 1.875%, 8/15/21, (Ireland)	72,000	77,038
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22	99,000	106,385
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	16,000	27,273
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes
2.375%, 4/1/22	31,000	32,782
Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes
0.625%, 4/1/23	21,000	23,483
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25	27,000	46,402
Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec.
notes 1.625%, 6/15/23	32,000	33,820
		613,947
Technology (0.5%)
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25	23,000	22,619
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	14,000	21,000
Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19	13,000	19,967
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23	23,000	41,966
Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22	26,000	32,674
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22	16,000	28,124
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22	58,000	95,326
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	20,000	19,703
Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes
0.875%, 11/15/22	14,000	21,039
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	44,000	56,996
Microchip Technology, Inc. cv. sr. unsec. sub. notes
1.625%, 2/15/27	81,000	86,222
Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43	65,000	100,731
Nice Systems, Inc. cv. company guaranty sr. unsec. notes
1.25%, 1/15/24	26,000	37,164
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	19,000	19,557
Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23	23,000	25,451
Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23	20,000	30,904
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.625%, 10/15/23	25,000	28,070
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.00%, 12/1/20	20,000	23,201
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22	31,000	29,549
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	104,000	108,700
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22	87,000	142,137
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19	36,000	66,505
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22	65,000	96,905
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	26,000	26,776
Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23	23,000	29,876
TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20	15,000	25,279
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	61,000	56,159

56 Master Intermediate Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (1.2%)* cont.	amount	Value
Technology cont.
Vocera Communications, Inc. 144A cv. sr. unsec. notes
1.50%, 5/15/23	$16,000	$20,124
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes
1.50%, 2/1/24	21,000	19,433
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23, (Israel)	18,000	19,121
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	58,000	67,087
		1,418,365
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes
1.125%, 10/15/24	37,000	35,376
		35,376
Utilities and power (—%)
NRG Energy, Inc. 144A cv. company guaranty sr. unsec. bonds
2.75%, 6/1/48	50,000	52,637
		52,637
Total convertible bonds and notes (cost $3,041,636)		$3,252,591

COMMON STOCKS (0.1%)*	Shares	Value
Avaya Holdings Corp. †	6,262	$138,641
Caesars Entertainment Corp. †	3,910	40,078
CHC Group, LLC (Units) (acquired 3/23/17, cost $10,107)
(Cayman Islands) † ΔΔ	697	4,879
Concordia International Corp. (Canada) †	985	19,835
Halcon Resources Corp. †	11,307	50,542
MWO Holdings, LLC (Units) F	73	5,913
Nine Point Energy F	648	9,357
Proofpoint, Inc. †	—	50
SandRidge Energy, Inc. †	3,589	39,012
Tervita Corp. (Canada) †	191	1,318
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	6,776
Tribune Media Co. Class 1C	40,066	14,023
Total common stocks (cost $689,954)		$330,424

CONVERTIBLE PREFERRED STOCKS (0.0%)*	Shares	Value
Nine Point Energy 6.75% cv. pfd.	13	$15,293
Total convertible preferred stocks (cost $13,000)		$15,293

	Expiration	Strike
WARRANTS (0.0%)* †	date	price	Warrants	Value
Halcon Resources Corp.	9/9/20	$14.04	3,071	$307
Total warrants (cost $—)				$307

	Principal amount/
SHORT-TERM INVESTMENTS (12.9%)*		shares	Value
Putnam Short Term Investment Fund 2.24% L	Shares	21,637,856	$21,637,856
U.S. Treasury Bills 2.144%, 12/13/18 # Δ Φ §		$5,852,000	5,826,769
U.S. Treasury Bills 2.137%, 12/6/18 Δ §		596,000	593,675
U.S. Treasury Bills 2.121%, 11/23/18 # Δ §		83,000	82,742
U.S. Treasury Bills 2.057%, 11/15/18 Δ		424,000	422,897

Master Intermediate Income Trust 57

	Principal amount/
SHORT-TERM INVESTMENTS (12.9%)* cont.	shares	Value
U.S. Treasury Bills 2.090%, 11/8/18 # Δ Φ §	$3,840,000	$3,831,610
U.S. Treasury Bills 2.030%, 10/18/18 Δ §	905,000	904,116
U.S. Treasury Bills 2.106%, 10/25/18 Δ §	565,000	564,216
Total short-term investments (cost $33,864,328)		$33,863,881

TOTAL INVESTMENTS
Total investments (cost $355,977,751)		$352,873,230

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand

Key to holding’s abbreviations

DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

58 Master Intermediate Income Trust

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2017 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $262,509,146.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

ΔΔ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $40,766, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $128,435 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $6,786,381 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Φ  This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $343,723 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,964,022 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $79,308,826 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

Master Intermediate Income Trust 59

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	84.2%	Russia	0.5%
Greece	2.5	Bermuda	0.5
Argentina	2.2	Netherlands	0.5
Brazil	2.1	Luxembourg	0.5
Mexico	1.8	Dominican Republic	0.5
Canada	1.3	Other	2.2
Indonesia	1.2	Total	100.0%

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $188,205,828)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$2,058,604	$2,068,379	$(9,775)
	British Pound	Sell	12/19/18	61,097	60,071	(1,026)
	Canadian Dollar	Sell	10/17/18	34,387	34,267	(120)
	Euro	Sell	12/19/18	1,688,948	1,692,970	4,022
	Japanese Yen	Sell	11/19/18	1,029,792	1,051,429	21,637
	New Zealand Dollar	Buy	10/17/18	1,080,742	1,084,665	(3,923)
	New Zealand Dollar	Sell	10/17/18	1,080,742	1,098,741	17,999
	Norwegian Krone	Buy	12/19/18	3,817,130	3,698,918	118,212
	Swedish Krona	Sell	12/19/18	846,846	831,121	(15,725)
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	3,321,438	3,363,753	(42,315)
	Australian Dollar	Sell	10/17/18	3,321,438	3,336,390	14,952
	British Pound	Sell	12/19/18	1,101,844	1,096,351	(5,493)
	Canadian Dollar	Buy	10/17/18	3,177,153	3,147,372	29,781
	Canadian Dollar	Sell	10/17/18	3,177,153	3,121,099	(56,054)
	Euro	Sell	12/19/18	588,187	589,683	1,496
	Hong Kong Dollar	Sell	11/19/18	189,541	189,334	(207)
	Japanese Yen	Sell	11/19/18	592,285	604,722	12,437
	New Zealand Dollar	Buy	10/17/18	1,107,325	1,100,370	6,955
	New Zealand Dollar	Sell	10/17/18	1,107,325	1,092,184	(15,141)
	Norwegian Krone	Buy	12/19/18	1,110,440	1,076,063	34,377
	Swedish Krona	Sell	12/19/18	1,961,790	1,924,406	(37,384)
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	1,386,379	1,425,148	(38,769)
	Canadian Dollar	Buy	10/17/18	8,597	8,446	151
	Canadian Dollar	Sell	10/17/18	8,597	8,461	(136)
	Euro	Sell	12/19/18	1,081,829	1,094,513	12,684
	Japanese Yen	Buy	11/19/18	537,598	548,413	(10,815)
	New Zealand Dollar	Buy	10/17/18	542,857	545,255	(2,398)
	New Zealand Dollar	Sell	10/17/18	542,857	551,973	9,116
	Norwegian Krone	Buy	12/19/18	578,927	560,991	17,936
	Swedish Krona	Sell	12/19/18	1,724,563	1,692,825	(31,738)

60 Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $188,205,828) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Credit Suisse International
	Australian Dollar	Buy	10/17/18	$1,221,268	$1,233,310	$(12,042)
	Canadian Dollar	Buy	10/17/18	1,130,820	1,123,036	7,784
	Canadian Dollar	Sell	10/17/18	1,130,820	1,112,198	(18,622)
	Euro	Sell	12/19/18	3,885,795	3,896,878	11,083
	Japanese Yen	Sell	11/19/18	1,082,299	1,108,254	25,955
	New Zealand Dollar	Buy	10/17/18	1,091,813	1,124,234	(32,421)
	New Zealand Dollar	Sell	10/17/18	1,091,813	1,096,078	4,265
	Swedish Krona	Sell	12/19/18	2,658,948	2,609,505	(49,443)
	Swiss Franc	Sell	12/19/18	7,904	25,976	18,072
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	6,583,164	6,658,717	(75,553)
	Australian Dollar	Sell	10/17/18	6,583,164	6,587,711	4,547
	Brazilian Real	Buy	10/2/18	101,819	100,440	1,379
	Brazilian Real	Sell	10/2/18	101,819	108,582	6,763
	Brazilian Real	Sell	1/3/19	101,053	99,646	(1,407)
	Canadian Dollar	Buy	10/17/18	1,482,279	1,461,359	20,920
	Canadian Dollar	Sell	10/17/18	1,482,279	1,458,909	(23,370)
	Euro	Sell	12/19/18	2,806,771	2,814,507	7,736
	Indian Rupee	Buy	11/19/18	1,092,158	1,098,977	(6,819)
	Indian Rupee	Sell	11/19/18	1,092,158	1,083,649	(8,509)
	Japanese Yen	Buy	11/19/18	537,597	548,410	(10,813)
	New Zealand Dollar	Sell	10/17/18	2,821,743	2,850,337	28,594
	Norwegian Krone	Buy	12/19/18	6,080,652	5,875,536	205,116
	South African Rand	Buy	10/17/18	154,456	157,456	(3,000)
	Swedish Krona	Buy	12/19/18	11,104,646	10,917,744	186,902
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/18	1,762,431	1,805,111	(42,680)
	British Pound	Sell	12/19/18	1,085,229	1,091,817	6,588
	Canadian Dollar	Buy	10/17/18	2,218,268	2,202,971	15,297
	Canadian Dollar	Sell	10/17/18	2,218,268	2,198,853	(19,415)
	Euro	Sell	12/19/18	2,183,993	2,206,743	22,750
	Indonesian Rupiah	Buy	12/19/18	2,162	9,905	(7,743)
	Japanese Yen	Sell	11/19/18	1,083,055	1,105,819	22,764
	Mexican Peso	Buy	10/17/18	270,655	253,668	16,987
	New Zealand Dollar	Buy	10/17/18	1,240,835	1,234,356	6,479
	New Zealand Dollar	Sell	10/17/18	1,240,835	1,262,349	21,514
	Swedish Krona	Sell	12/19/18	1,550,857	1,488,735	(62,122)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/17/18	3,195,798	3,206,304	(10,506)
	Australian Dollar	Sell	10/17/18	3,195,798	3,216,193	20,395
	British Pound	Buy	12/19/18	1,076,463	1,075,667	796
	Canadian Dollar	Buy	10/17/18	1,093,645	1,091,407	2,238
	Canadian Dollar	Sell	10/17/18	1,093,645	1,083,161	(10,484)
	Euro	Sell	12/19/18	2,605,879	2,613,091	7,212

Master Intermediate Income Trust 61

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $188,205,828) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
	JPMorgan Chase Bank N.A. cont.
	Japanese Yen	Sell	11/19/18	$1,087,580	$1,098,582	$11,002
	New Zealand Dollar	Buy	10/17/18	2,190,255	2,222,817	(32,562)
	New Zealand Dollar	Sell	10/17/18	2,190,255	2,219,611	29,356
	Norwegian Krone	Buy	12/19/18	3,196,202	3,124,536	71,666
	Swedish Krona	Sell	12/19/18	2,555,537	2,503,629	(51,908)
	Swiss Franc	Sell	12/19/18	122,567	123,977	1,410
	NatWest Markets PLC
	Australian Dollar	Buy	10/17/18	1,608,308	1,649,886	(41,578)
	Canadian Dollar	Buy	10/17/18	520,993	510,360	10,633
	Euro	Sell	12/19/18	281,881	282,573	692
	Japanese Yen	Sell	11/19/18	1,087,579	1,098,586	11,007
	New Zealand Dollar	Sell	10/17/18	1,097,183	1,102,654	5,471
	Norwegian Krone	Sell	12/19/18	4,023,391	3,881,160	(142,231)
	Swedish Krona	Sell	12/19/18	1,153,088	1,131,893	(21,195)
	State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	3,822,697	3,872,508	(49,811)
	Australian Dollar	Sell	10/17/18	3,822,697	3,822,026	(671)
	British Pound	Sell	12/19/18	1,664,540	1,657,350	(7,190)
	Canadian Dollar	Sell	10/17/18	399,787	393,812	(5,975)
	Euro	Sell	12/19/18	6,601,528	6,620,237	18,709
	Japanese Yen	Sell	11/19/18	1,658,252	1,701,887	43,635
	New Zealand Dollar	Sell	10/17/18	1,097,183	1,115,148	17,965
	Norwegian Krone	Buy	12/19/18	3,708,680	3,631,233	77,447
	Swedish Krona	Sell	12/19/18	781,093	768,228	(12,865)
UBS AG
	Australian Dollar	Buy	10/17/18	938,542	982,113	(43,571)
	British Pound	Sell	12/19/18	2,029,685	2,036,014	6,329
	Canadian Dollar	Buy	10/17/18	2,269,229	2,249,412	19,817
	Canadian Dollar	Sell	10/17/18	2,269,229	2,236,252	(32,977)
	Euro	Sell	12/19/18	4,909,190	4,927,706	18,516
	Japanese Yen	Sell	11/19/18	211,064	215,534	4,470
	New Zealand Dollar	Sell	10/17/18	519,523	533,676	14,153
	Norwegian Krone	Buy	12/19/18	971,206	941,146	30,060
	Swedish Krona	Sell	12/19/18	1,445,147	1,418,041	(27,106)
	WestPac Banking Corp.
	Australian Dollar	Buy	10/17/18	1,987,832	2,039,258	(51,426)
	Canadian Dollar	Buy	10/17/18	40,815	40,717	98
	Canadian Dollar	Sell	10/17/18	40,815	40,462	(353)
	Euro	Sell	12/19/18	598,938	600,546	1,608
	New Zealand Dollar	Buy	10/17/18	2,204,308	2,206,584	(2,276)
	New Zealand Dollar	Sell	10/17/18	2,204,308	2,209,762	5,454
	Unrealized appreciation					1,373,389
	Unrealized (depreciation)					(1,189,663)
Total						$183,726

* The exchange currency for all contracts listed is the United States Dollar.

62 Master Intermediate Income Trust

FUTURES CONTRACTS OUTSTANDING at 9/30/18
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-BTP Italian Government
Bond (Short)	3	$431,353	$431,353	Dec-18	$(495)
Euro-Bund 10 yr (Short)	24	4,424,715	4,424,717	Dec-18	43,410
Euro-OAT 10 yr (Short)	7	1,227,636	1,227,637	Dec-18	12,333
U.S. Treasury Note Ultra 10 yr (Long)	28	3,528,000	3,528,000	Dec-18	(49,056)
Unrealized appreciation					55,743
Unrealized (depreciation)					(49,551)
Total					$6,192

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/18 (premiums $4,128,934)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		$27,421,000	$165,074
Citibank, N.A.
(2.97)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.97		19,165,000	1,533
3.167/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.167		19,165,000	57,878
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09		13,441,500	136,969
(3.167)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.167		19,165,000	137,221
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		27,421,000	232,256
2.97/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.97		19,165,000	242,246
Goldman Sachs International
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		49,306,000	49
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	8,451,000	6,939
(3.015)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.015		$12,776,700	9,071
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	33,740,500	48,185
3.015/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.015		$12,776,700	121,506
(3.02125)/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125		54,421,700	124,626
3.02125/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125		54,421,700	275,374
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	4,225,300	297,683
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	4,225,300	325,793
JPMorgan Chase Bank N.A.
3.16/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.16		$20,408,100	25,714
3.085/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.085		40,816,300	41,633
3.005/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.005		40,816,300	76,327
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		49,306,000	323,941
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	8,451,000	402,392
Morgan Stanley & Co. International PLC
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		$79,389,400	31,756
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		79,389,400	56,367
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		3,150,300	249,598
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		3,150,300	249,913
Total				$3,640,044

Master Intermediate Income Trust 63

WRITTEN OPTIONS OUTSTANDING at 9/30/18 (premiums $737,141)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	$8,759,000	$8,759,000	$41,535
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Put)	Oct-18/$93.16	15,000,000	15,000,000	102,915
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Oct-18/96.43	19,000,000	19,000,000	140,277
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.36	13,000,000	13,000,000	56,095
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.51	13,000,000	13,000,000	47,177
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.67	13,000,000	13,000,000	39,299
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.70	13,000,000	13,000,000	38,025
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.85	13,000,000	13,000,000	31,343
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Oct-18/98.31	14,000,000	14,000,000	29,316
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/99.01	13,000,000	13,000,000	25,597
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.54	13,000,000	13,000,000	5,031
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.72	13,000,000	13,000,000	3,237
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.91	13,000,000	13,000,000	2,015
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/98.33	13,000,000	13,000,000	72,943
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/98.17	13,000,000	13,000,000	62,894
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/98.02	13,000,000	13,000,000	53,898
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/97.86	13,000,000	13,000,000	45,929

64 Master Intermediate Income Trust

WRITTEN OPTIONS OUTSTANDING at 9/30/18 (premiums $737,141) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/97.70	$13,000,000	$13,000,000	$38,935
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/97.55	13,000,000	13,000,000	32,851
Total				$869,312

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/18
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647		$6,163,300	$(240,985)	$41,479
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785		3,698,000	(396,795)	8,136
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647		6,163,300	(240,985)	(91,217)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785		3,698,000	(396,795)	(155,870)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	(3,427)
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	(6,708)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654		6,163,300	(240,985)	40,370
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	21,333
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(41,853)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654		6,163,300	(240,985)	(90,601)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725		1,556,600	(124,761)	17,450
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005		1,556,600	(107,872)	13,854
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	4,770
3.05/3 month USD-LIBOR-BBA/
Nov-28 (Purchased)	Nov-18/3.05		38,330,000	(113,712)	38
(1.98)/3 month GBP-LIBOR-BBA/
Feb-29 (Purchased)	Feb-19/1.98	GBP	3,969,500	(21,292)	(1,604)

Master Intermediate Income Trust 65

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/18 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Goldman Sachs International cont.
(2.034)/3 month GBP-LIBOR-BBA/
Feb-29 (Purchased)	Feb-19/2.034	GBP	7,938,900	$(41,297)	$(11,900)
1.18/3 month GBP-LIBOR-BBA/
Feb-29 (Purchased)	Feb-19/1.18	GBP	3,969,500	(17,276)	(12,107)
1.234/3 month GBP-LIBOR-BBA/
Feb-29 (Purchased)	Feb-19/1.234	GBP	7,938,900	(29,073)	(15,107)
(3.2175)/3 month USD-LIBOR-BBA/
Nov-28 (Purchased)	Nov-18/3.2175		$38,330,000	$(107,324)	$(16,482)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		$739,600	$(93,375)	$(24,902)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725		1,556,600	(124,761)	(28,579)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005		1,556,600	(141,651)	(29,280)
3.13/3 month USD-LIBOR-BBA/
Nov-28 (Written)	Nov-18/3.13		19,165,000	108,091	9,391
(3.13)/3 month USD-LIBOR-BBA/
Nov-28 (Written)	Nov-18/3.13		19,165,000	108,091	(4,216)
JPMorgan Chase Bank N.A.
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		934,000	(100,218)	19,838
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(161,886)	4,296
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(89,971)	(11,208)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		3,698,000	(516,333)	(46,706)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		934,000	(144,396)	(50,753)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		3,698,000	(516,333)	(243,070)
Morgan Stanley & Co. International PLC
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	19,334
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	(33,708)
Unrealized appreciation					200,289
Unrealized (depreciation)					(919,298)
Total					$(719,009)

66 Master Intermediate Income Trust

TBA SALE COMMITMENTS OUTSTANDING at 9/30/18 (proceeds receivable $42,323,125)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 10/1/48	$3,000,000	10/11/18	$3,094,688
Federal National Mortgage Association, 4.00%, 10/1/48	11,000,000	10/11/18	11,106,563
Federal National Mortgage Association, 3.50%, 10/1/48	11,000,000	10/11/18	10,824,687
Federal National Mortgage Association, 3.00%, 10/1/48	18,000,000	10/11/18	17,222,344
Total			$42,248,282

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18
			Upfront
			premium	Termina-			Unrealized
Swap counterparty/			received	tion	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
JPMorgan Chase Bank N.A.
MYR	3,705,000	$3,850	$—	12/12/22	3.925% —	3 month MYR-	$(3,960)
					Quarterly	KLIBOR-BNM —
						Quarterly
Upfront premium received			—		Unrealized appreciation		—
Upfront premium (paid)			—		Unrealized (depreciation)		(3,960)
Total			$—		Total		$(3,960)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$4,771,000	$78,130 E	$(35)	10/27/27	3 month USD-	2.74875% —	$(78,164)
				LIBOR-BBA —	Semiannually
				Quarterly
20,704,000	245,674	(195)	3/21/23	3 month USD-	2.7725% —	(243,459)
				LIBOR-BBA —	Semiannually
				Quarterly
4,078,000	7,377 E	(46)	2/27/28	3 month USD-	3.11% —	(7,423)
				LIBOR-BBA —	Semiannually
				Quarterly
4,849,000	20,996 E	(55)	3/7/28	3 month USD-	3.05125% —	(21,051)
				LIBOR-BBA —	Semiannually
				Quarterly
17,941,000	244,016	12,696	6/20/23	2.75% —	3 month USD-	131,106
				Semiannually	LIBOR-BBA —
					Quarterly
36,933,000	12,853	(89)	4/25/19	3 month USD-	2.547% —	231,771
				LIBOR-BBA —	Semiannually
				Quarterly
92,333,000	31,763	(223)	4/26/19	3 month USD-	2.55% —	580,523
				LIBOR-BBA —	Semiannually
				Quarterly
18,467,000	8,310	(45)	5/1/19	3 month USD-	2.5371% —	113,545
				LIBOR-BBA —	Semiannually
				Quarterly
12,776,700	197,400	72,338	9/25/28	3 month USD-	2.936% —	(123,862)
				LIBOR-BBA —	Semiannually
				Quarterly

Master Intermediate Income Trust 67

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$25,553,400	$195,228	$(70,611)	9/25/28	3.026% —	3 month USD-	$121,835
					Semiannually	LIBOR-BBA —
						Quarterly
	14,403,000	43,065 E	(24,953)	12/19/28	3 month USD-	3.10% —	(68,018)
					LIBOR-BBA —	Semiannually
					Quarterly
	52,290,000	110,123 E	(8,342)	12/19/23	3.05% —	3 month USD-	101,781
					Semiannually	LIBOR-BBA —
						Quarterly
	180,900,000	96,239 E	(68,795)	12/19/20	3.05% —	3 month USD-	27,443
					Semiannually	LIBOR-BBA —
						Quarterly
	101,761,900	20,556 E	(206,110)	12/19/23	3.10% —	3 month USD-	(226,667)
					Semiannually	LIBOR-BBA —
						Quarterly
	45,315,200	60,088 E	33,917	12/19/28	3 month USD-	3.15% —	94,005
					LIBOR-BBA —	Semiannually
					Quarterly
	2,041,400	27,975 E	(11,114)	12/19/48	3 month USD-	3.20% —	16,862
					LIBOR-BBA —	Semiannually
					Quarterly
	536,600	2,117 E	(8)	10/30/28	3.167% —	3 month USD-	(2,124)
					Semiannually	LIBOR-BBA —
						Quarterly
	4,900,000	11,657	(65)	9/28/28	3.14177% —	3 month USD-	(12,031)
					Semiannually	LIBOR-BBA —
						Quarterly
	19,548,300	10,048	(259)	10/2/28	3.1215% —	3 month USD-	(10,307)
					Semiannually	LIBOR-BBA —
						Quarterly
	8,461,000	4,569	(68)	10/2/23	3.051% —	3 month USD-	4,500
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	5,347,000	7,811	(17)	11/3/22	2.427% —	6 month AUD-	(12,194)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	5,347,000	11,769	(17)	11/15/22	2.4525% —	6 month AUD-	(17,685)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	6,166,000	37,654 E	(54)	3/7/28	3.395% —	6 month AUD-	(37,707)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	17,648,000	2,398 E	9,116	12/19/23	2.50% —	6 month AUD-	11,514
					Semiannually	BBR-BBSW —
						Semiannually
AUD	5,382,000	11,994 E	(23,611)	12/19/28	6 month AUD-	2.90% —	(11,617)
					BBR-BBSW —	Semiannually
					Semiannually

68 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
BRL	9,366,135	$55,941	$(26)	1/2/23	Brazil Cetip	0.00% — At	$(57,218)
					DI Interbank	maturity
					Deposit Rate —
					At maturity
BRL	4,758,157	21,139	(19)	1/2/23	0.00% — At	Brazil Cetip	21,649
					maturity	DI Interbank
						Deposit Rate —
						At maturity
BRL	5,169,965	60,194	—	1/2/23	0.00% — At	Brazil Cetip	61,251
					maturity	DI Interbank
						Deposit Rate —
						At maturity
CAD	5,244,000	102,757	(17)	11/2/22	3 month CAD-	2.02% —	(99,469)
					BA-CDOR —	Semiannually
					Semiannually
CAD	5,244,000	98,331	(17)	11/14/22	3 month CAD-	2.0525% —	(94,782)
					BA-CDOR —	Semiannually
					Semiannually
CAD	87,000	275 E	397	12/19/23	3 month CAD-	2.65% —	122
					BA-CDOR —	Semiannually
					Semiannually
CAD	5,691,000	36,376 E	(29,200)	12/19/28	2.75% —	3 month CAD-	7,176
					Semiannually	BA-CDOR —
						Semiannually
CHF	6,000	5 E	26	12/19/23	0.05% —	6 month CHF-	21
					Annually	LIBOR-BBA —
						Semiannually
CHF	8,661,000	23,104 E	(12,728)	12/19/28	6 month CHF-	0.55% —	(35,833)
					LIBOR-BBA —	Annually
					Semiannually
CHF	10,680,000	4,037 E	(42)	9/21/21	—	0.046% plus 6	3,996
						month CHF-
						LIBOR-BBA —
						Semiannually
EUR	3,849,000	7,409 E	(15)	2/18/20	—	0.124% plus	(7,425)
						1 Day Euribor
						rate — Annually
EUR	3,849,000	8,321 E	(15)	2/18/20	—	0.104% plus	(8,336)
						1 Day Euribor
						rate — Annually
EUR	12,463,000	22,400	(110)	5/4/22	0.21% —	6 month EUR-	(51,284)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	3,590,000	33,987 E	(31)	10/27/27	1.61375% —	6 month EUR-	(34,018)
					Annually	EURIBOR-
						REUTERS —
						Semiannually

Master Intermediate Income Trust 69

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	6,424,000	$30,103	$(63)	1/24/23	6 month	0.378% —	$53,761
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,650,000	10,012	(27)	1/24/28	0.976% —	6 month EUR-	(24,208)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	7,976,000	8,686	(37)	1/24/20	—	0.14% plus 6	(4,355)
						month EUR-
						EURIBOR-
						REUTERS —
						Semiannually
EUR	8,024,000	10,471	(38)	1/30/20	—	0.1249%	(6,893)
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	6,456,000	50,476	(65)	1/30/23	6 month	0.4419% —	76,701
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,654,000	13,788	(27)	1/30/28	0.9987% —	6 month EUR-	(27,899)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	16,478,700	166,798	(191)	3/21/23	0.503% —	6 month EUR-	(220,074)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	3,262,000	55,708 E	(45)	2/27/28	1.815% —	6 month EUR-	(55,753)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	5,607,000	16,763 E	(9,193)	12/19/23	0.40% —	6 month EUR-	7,570
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	29,243,000	109,735 E	77,549	12/19/28	6 month	1.00% —	(32,186)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	9,587,000	5,744 E	(42)	9/21/21	6 month	0.354% —	(5,786)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
GBP	1,747,000	6,583 E	(32)	1/19/32	1.912% —	6 month GBP-	(6,615)
					Semiannually	LIBOR-BBA —
						Semiannually

70 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
GBP	7,946,000	$21,408	$(24)	9/15/19	6 month GBP-	0.766% —	$(21,938)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	1,589,000	6,472 E	(19)	9/22/32	1.863% —	6 month GBP-	6,453
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	7,946,000	19,440	9,866	12/20/19	6 month GBP-	0.85% —	(6,710)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	47,000	89 E	(98)	12/19/23	6 month GBP-	1.45% —	(187)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	4,616,000	16,124 E	(3,648)	12/19/28	6 month GBP-	1.65% —	(19,772)
					LIBOR-BBA —	Semiannually
					Semiannually
HKD	291,326,000	75,098	(71)	4/23/19	1.955% —	3 month HKD-	83,143
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	72,942,000	18,458	(22)	4/24/19	1.965% —	3 month HKD-	20,520
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	291,769,000	73,573	(89)	4/24/19	1.96625% —	3 month HKD-	81,733
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	364,527,000	91,221	(112)	4/25/19	1.972% —	3 month HKD-	101,830
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	145,885,000	38,110	(45)	4/27/19	1.96% —	3 month HKD-	41,680
					Quarterly	HIBOR-HKAB —
						Quarterly
INR	62,700,000	23,227	—	12/22/22	6.715% —	INR-FBIL-	22,631
					Semiannually	MIBOR-OIS-
						Compound —
						Semiannually
JPY	511,900,000	84,773	(30)	2/19/20	6 month JPY-	1.3975% —	91,953
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	351,000,000	4,390	(13)	12/19/22	6 month JPY-	0.09% —	(3,738)
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	176,000,000	6,380	(12)	12/19/27	0.29% —	6 month JPY-	5,135
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	351,000,000	1,180	(26)	1/15/23	6 month JPY-	0.135% —	1,941
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	176,000,000	3,825	(21)	1/15/28	0.365% —	6 month JPY-	(4,996)
					Semiannually	LIBOR-BBA —
						Semiannually

Master Intermediate Income Trust 71

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
JPY	351,000,000	$2,416	$(26)	2/16/23	6 month JPY-	0.148% —	$2,858
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	176,000,000	3,374	(22)	2/16/28	0.366% —	6 month JPY-	(4,064)
					Semiannually	LIBOR-BBA —
						Semiannually
MXN	37,435,000	212,910	—	1/1/26	1 month MXN-	6.16% — 28 Days	(214,101)
					TIIE-BANXICO —
					28 Days
MXN	40,660,000	115,003	—	10/6/21	1 month MXN-	5.93% — 28 Days	(117,489)
					TIIE-BANXICO —
					28 Days
MXN	9,710,000	413	(6)	12/24/26	8.12% — 28 Days	1 month MXN-	(421)
						TIIE-BANXICO —
						28 Days
MXN	11,645,000	3,490	(7)	1/7/27	8.20% — 28 Days	1 month MXN-	(3,502)
						TIIE-BANXICO —
						28 Days
MXN	145,000	34	—	6/16/23	1 month MXN-	8.005% — 28	(33)
					TIIE-BANXICO —	Days
					28 Days
MXN	13,760,000	3,655	(6)	6/16/23	1 month MXN-	8.02% — 28 Days	(3,627)
					TIIE-BANXICO —
					28 Days
MXN	16,450,000	4,510	(7)	6/26/23	1 month MXN-	7.77% — 28 Days	(4,577)
					TIIE-BANXICO —
					28 Days
NOK	106,818,000	6,785 E	634	12/19/23	2.05% —	6 month NOK-	(6,152)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	23,745,000	3,495 E	(7,395)	12/19/28	6 month NOK-	2.35% —	(3,901)
					NIBOR-NIBR —	Annually
					Semiannually
NZD	27,838,000	35,226 E	14,200	12/19/23	2.40% —	3 month NZD-	49,426
					Semiannually	BBR-FRA —
						Quarterly
NZD	5,568,000	9,777 E	(1,745)	12/19/28	3 month NZD-	2.90% —	(11,522)
					BBR-FRA —	Semiannually
					Quarterly
SEK	80,438,000	2,190	(21)	11/10/19	—	0.245% plus	18,232
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	16,480,000	7,401	(14)	11/10/27	3 month SEK-	1.125% —	12,888
					STIBOR-SIDE —	Annually
					Quarterly
SEK	80,438,000	2,290	(21)	11/10/19	—	0.246% plus	18,416
						3 month SEK-
						STIBOR-SIDE —
						Quarterly

72 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
SEK	16,480,000	$6,588	$(14)	11/10/27	3 month SEK-	1.13% —	$13,786
					STIBOR-SIDE —	Annually
					Quarterly
SEK	80,438,000	54	(22)	11/13/19	—	0.2225% plus	14,164
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	16,480,000	1,936	(14)	11/13/27	3 month SEK-	1.16% —	18,712
					STIBOR-SIDE —	Annually
					Quarterly
SEK	16,480,000	2,342	(14)	11/13/27	3 month SEK-	1.1575% —	18,263
					STIBOR-SIDE —	Annually
					Quarterly
SEK	80,438,000	706	(22)	11/13/19	—	0.23% plus 3	15,548
						month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	16,495,000	23,636	(27)	1/24/28	3 month SEK-	1.3325% —	42,341
					STIBOR-SIDE —	Annually
					Quarterly
SEK	63,575,000	39,773	(64)	1/24/23	0.6075% —	3 month SEK-	(75,303)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	78,585,000	10,328	(37)	1/24/20	0.0925% plus	—	10,294
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	77,402,000	10,564	(37)	1/30/20	0.085% plus	—	10,595
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	62,672,000	57,042	(64)	1/30/23	0.66875% —	3 month SEK-	(93,823)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	16,322,000	30,591	(27)	1/30/28	3 month SEK-	1.3775% —	49,104
					STIBOR-SIDE —	Annually
					Quarterly
SEK	23,558,000	24,267	(24)	2/5/23	0.6975% —	3 month SEK-	(38,176)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	49,000	8 E	(2)	12/19/28	3 month SEK-	1.30% —	(9)
					STIBOR-SIDE —	Annually
					Quarterly
SEK	218,969,000	49,276 E	(11,970)	12/19/23	0.65% —	3 month SEK-	37,306
					Annually	STIBOR-SIDE —
						Quarterly

Master Intermediate Income Trust 73

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
ZAR	34,635,000	$26,559	$(18)	1/25/21	3 month ZAR-	7.06% —	$(26,156)
					JIBAR-SAFEX —	Quarterly
					Quarterly
ZAR	13,265,000	32,934	(15)	1/25/28	7.92% —	3 month ZAR-	31,265
					Quarterly	JIBAR-SAFEX —
						Quarterly
Total			$(261,824)				$182,709

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$53,771	$53,661	$—	1/12/42	4.00% (1 month	Synthetic TRS	$325
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
87,477	87,182	—	1/12/40	4.00% (1 month	Synthetic MBX	(213)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
48,336	48,486	—	1/12/39	6.00% (1 month	Synthetic TRS	703
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
58,275	58,078	—	1/12/40	4.00% (1 month	Synthetic MBX	(142)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,959	5,965	—	1/12/38	6.50% (1 month	Synthetic TRS	76
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
106,053	105,758	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(152)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
519,151	517,400	—	1/12/40	4.00% (1 month	Synthetic MBX	(1,262)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
403,233	402,024	—	1/12/40	4.50% (1 month	Synthetic MBX	(745)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

74 Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$236,606	$236,807	$—	1/12/39	(6.00%) 1 month	Synthetic MBX	$(616)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
69,220	69,621	—	1/12/41	5.00% (1 month	Synthetic TRS Index	1,074
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
41,693	41,934	—	1/12/41	5.00% (1 month	Synthetic TRS Index	647
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
52,851	53,157	—	1/12/41	5.00% (1 month	Synthetic TRS Index	820
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
89,281	89,384	—	1/12/38	6.50% (1 month	Synthetic TRS	1,133
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
12,807	12,822	—	1/12/38	6.50% (1 month	Synthetic TRS	162
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
205,275	205,662	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(2,334)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
170,512	170,035	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(942)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
341,781	340,825	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(1,887)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
28,819	28,625	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(28)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
790,519	787,967	—	1/12/40	5.00% (1 month	Synthetic MBX	(1,485)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Master Intermediate Income Trust 75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$6,507,840	$6,485,919	$—	1/12/41	5.00% (1 month	Synthetic MBX	$(13,170)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,046,044	4,047,714	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(9,321)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
404,346	402,984	—	1/12/41	5.00% (1 month	Synthetic MBX	(818)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
866,580	863,661	—	1/12/41	5.00% (1 month	Synthetic MBX	(1,754)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
80,939	80,666	—	1/12/41	5.00% (1 month	Synthetic MBX	(164)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
346,632	345,464	—	1/12/41	5.00% (1 month	Synthetic MBX	(702)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
273,777	273,890	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(631)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
116,474	117,149	—	1/12/41	5.00% (1 month	Synthetic TRS Index	1,808
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
128,019	128,260	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(1,456)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
141,911	142,179	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(1,614)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
121,196	121,898	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,881
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

76 Master Intermediate Income Trust

OTC TOTAL RETURN SwAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$46,281	$46,151	$—	1/12/41	4.00% (1 month	Synthetic TRS	$256
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
39,037	38,807	—	1/12/44	3.50% (1 month	Synthetic TRS	66
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
101,751	101,067	—	1/12/43	3.50% (1 month	Synthetic TRS	100
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
34,035	33,806	—	1/12/43	3.50% (1 month	Synthetic TRS	33
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
62,235	61,817	—	1/12/43	3.50% (1 month	Synthetic TRS	61
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
443,777	442,571	—	1/12/45	4.00% (1 month	Synthetic TRS	2,368
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
114,705	114,393	—	1/12/45	4.00% (1 month	Synthetic TRS	612
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
113,068	112,904	—	1/12/45	3.50% (1 month	Synthetic TRS	678
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
223,652	223,027	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(1,235)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Deutsche Bank AG
273,777	273,890	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(631)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
66,721	66,928	—	1/12/39	6.00% (1 month	Synthetic TRS	970
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
29,458	29,492	—	1/12/38	6.50% (1 month	Synthetic TRS	374
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Master Intermediate Income Trust 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$133,478	$133,205	$—	1/12/42	4.00% (1 month	Synthetic TRS	$808
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
133,478	133,205	—	1/12/42	4.00% (1 month	Synthetic TRS	808
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
188,119	188,196	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(433)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
70,669	70,698	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(163)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
123,382	122,743	—	1/12/41	4.50% (1 month	Synthetic TRS	435
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,600	3,611	—	1/12/39	6.00% (1 month	Synthetic TRS	52
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
30,690	30,785	—	1/12/39	6.00% (1 month	Synthetic TRS	446
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
76,690	76,408	—	1/12/40	4.00% (1 month	Synthetic TRS	393
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
32,261	32,361	—	1/12/39	6.00% (1 month	Synthetic TRS	469
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
64,522	64,722	—	1/12/39	6.00% (1 month	Synthetic TRS	938
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,212	2,215	—	1/12/38	6.50% (1 month	Synthetic TRS	28
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
132,782	132,837	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(306)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

78 Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$257,692	$257,799	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(594)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
159,304	159,370	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(367)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
12,252	12,257	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(28)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
32,648	32,661	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(75)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
311,411	310,773	—	1/12/42	4.00% (1 month	Synthetic TRS	1,884
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
271,270	270,714	—	1/12/42	4.00% (1 month	Synthetic TRS	1,641
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
203,982	204,367	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(2,320)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
278,818	277,177	—	1/12/44	3.50% (1 month	Synthetic TRS	469
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
220,316	219,020	—	1/12/44	3.50% (1 month	Synthetic TRS	370
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
101,923	101,323	—	1/12/44	3.50% (1 month	Synthetic TRS	171
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
113,831	113,522	—	1/12/45	4.00% (1 month	Synthetic TRS	608
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
126,857	126,004	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(124)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Master Intermediate Income Trust 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$602,151	$600,514	$—	1/12/45	4.00% (1 month	Synthetic TRS	$3,214
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
181,447	180,832	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(739)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
508,374	506,952	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(2,807)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
400,579	399,458	—	1/12/41	4.00% (1 month	Synthetic TRS	2,212
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
229,087	228,446	—	1/12/41	4.00% (1 month	Synthetic TRS	1,265
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
350,913	349,931	—	1/12/41	4.00% (1 month	Synthetic TRS	1,938
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
217,461	216,853	—	1/12/41	4.00% (1 month	Synthetic TRS	1,201
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
203,982	204,367	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(2,320)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Securities LLC
281,822	282,208	—	1/12/44	4.00% (1 month	Synthetic TRS	2,674
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
42,345	42,060	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(41)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
903,408	901,556	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(5,466)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

80 Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC cont.
$261,525	$263,039	$—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	$(4,059)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
640,093	636,328	—	1/12/44	(3.50%) 1 month	Synthetic TRS	(1,076)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		36,171
Upfront premium (paid)		—		Unrealized (depreciation)		(62,220)
Total		$—		Total		$(26,049)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	7,997,000	$156,729	$—	7/15/27	(1.40%) — At	Eurostat Eurozone	$156,729
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,997,000	148,234	—	7/15/37	1.71% — At	Eurostat Eurozone	(148,234)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	2,999,000	58,863	(39)	8/15/27	(1.42%) — At	Eurostat Eurozone	58,824
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	2,999,000	64,392	(72)	8/15/37	1.71% — At	Eurostat Eurozone	(64,465)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,998,000	93,468	(64)	8/15/27	(1.4275%) — At	Eurostat Eurozone	93,403
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,998,000	102,677	(121)	8/15/37	1.7138% — At	Eurostat Eurozone	(102,798)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,999,000	68,568	(51)	9/15/27	(1.4475%) — At	Eurostat Eurozone	68,517
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,999,000	66,493	(97)	9/15/37	1.735% — At	Eurostat Eurozone	(66,590)
					maturity	HICP excluding
						tobacco — At
						maturity

Master Intermediate Income Trust 81

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	6,434,000	$8,553	$(75)	9/15/23	(1.44125%) — At	Eurostat Eurozone	$8,478
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,434,000	10,025	(75)	9/15/23	(1.4375%) — At	Eurostat Eurozone	9,950
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,434,000	8,068	(76)	9/15/23	(1.4425%) — At	Eurostat Eurozone	7,992
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,434,000	7,582	(76)	9/15/23	(1.44375%) — At	Eurostat Eurozone	7,506
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	2,402,000	29,792	(34)	2/15/23	(3.19%) — At	GBP Non-revised UK	29,759
					maturity	Retail Price Index —
						At maturity
GBP	2,402,000	36,840	(56)	2/15/28	3.34% — At	GBP Non-revised UK	(36,896)
					maturity	Retail Price Index —
						At maturity
GBP	3,123,000	26,975	(52)	3/15/23	(3.325%) — At	GBP Non-revised UK	26,923
					maturity	Retail Price Index —
						At maturity
GBP	3,123,000	37,579	(72)	3/15/28	3.4025% — At	GBP Non-revised UK	(37,651)
					maturity	Retail Price Index —
						At maturity
GBP	1,121,000	12,053	(16)	3/15/23	(3.295%) — At	GBP Non-revised UK	12,037
					maturity	Retail Price Index —
						At maturity
GBP	1,121,000	16,085	(26)	3/15/28	3.3875% — At	GBP Non-revised UK	(16,112)
					maturity	Retail Price Index —
						At maturity
GBP	2,242,000	31,993	(32)	3/15/23	(3.245%) — At	GBP Non-revised UK	31,961
					maturity	Retail Price Index —
						At maturity
GBP	2,242,000	31,204	(32)	3/15/23	(3.25%) — At	GBP Non-revised UK	31,172
					maturity	Retail Price Index —
						At maturity
GBP	4,484,000	97,146	(107)	3/15/28	3.34% — At	GBP Non-revised UK	(97,252)
					maturity	Retail Price Index —
						At maturity
	$3,232,000	68,725	—	7/3/22	(1.9225%) — At	USA Non Revised	68,725
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity

82 Master Intermediate Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$3,232,000	$91,071	$—	7/3/27	2.085% — At	USA Non Revised	$(91,071)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,719,000	85,440	—	7/5/22	(1.89%) — At	USA Non Revised	85,440
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,719,000	117,561	—	7/5/27	2.05% — At	USA Non Revised	(117,560)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,599,000	50,386	(22) 12/21/22		(2.068%) — At	USA Non Revised	50,364
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,599,000	64,843	(39)	12/21/27	2.1939% — At	USA Non Revised	(64,882)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,599,000	52,063	(22)	12/6/22	(2.05%) — At	USA Non Revised	52,041
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,599,000	64,674	(39)	12/6/27	2.19% — At	USA Non Revised	(64,713)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$(1,295)				$(108,403)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$4,375	$64,000	$7,546	5/11/63	300 bp —	$(3,139)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,497	141,000	16,624	5/11/63	300 bp —	(8,056)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,409	282,000	33,248	5/11/63	300 bp —	(15,698)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	16,587	291,000	34,309	5/11/63	300 bp —	(17,576)
Index						Monthly

Master Intermediate Income Trust 83

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.6	BB/P	$28,424	$150,000	$31,320	5/11/63	500 bp —	$(2,771)
Index						Monthly
CMBX NA BB.6	BB/P	150,632	612,000	127,786	5/11/63	500 bp —	23,357
Index						Monthly
CMBX NA BB.7	BB/P	38,946	303,000	38,299	1/17/47	500 bp —	899
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,286	12,000	1,415	5/11/63	300 bp —	(122)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,274	12,000	1,415	5/11/63	300 bp —	(135)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,200	44,000	5,188	5/11/63	300 bp —	(965)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,551	66,000	7,781	5/11/63	300 bp —	(203)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,240	84,000	9,904	5/11/63	300 bp —	(621)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,861	126,000	14,855	5/11/63	300 bp —	(932)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,245	132,000	15,563	5/11/63	300 bp —	(263)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,147	137,000	16,152	5/11/63	300 bp —	(1,937)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,688	158,000	18,628	5/11/63	300 bp —	(861)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,324	293,000	34,545	5/11/63	300 bp —	(2,075)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	137,311	935,000	110,237	5/11/63	300 bp —	27,542
Index						Monthly
Credit Suisse International
CMBX NA BBB–.6	BBB–/P	20,776	134,000	15,799	5/11/63	300 bp —	5,045
Index						Monthly
CMBX NA BBB–.6	BBB–/P	34,516	247,000	29,121	5/11/63	300 bp —	5,519
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,364	263,000	31,008	5/11/63	300 bp —	7,488
Index						Monthly
CMBX NA BBB–.6	BBB–/P	76,729	526,000	62,015	5/11/63	300 bp —	14,976
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,822	29,000	3,419	5/11/63	300 bp —	(583)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,356	30,000	3,537	5/11/63	300 bp —	(166)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,502	35,000	4,127	5/11/63	300 bp —	(607)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,453	54,000	6,367	5/11/63	300 bp —	(887)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,536	90,000	10,611	5/11/63	300 bp —	(2,030)
Index						Monthly

84 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BBB–/P	$11,795	$99,000	$11,672	5/11/63	300 bp —	$172
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,100	103,000	12,144	5/11/63	300 bp —	(1,992)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,819	114,000	13,441	5/11/63	300 bp —	(2,565)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,326	126,000	14,855	5/11/63	300 bp —	6,533
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,603	142,000	16,742	5/11/63	300 bp —	(3,068)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,678	166,000	19,571	5/11/63	300 bp —	(811)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,319	203,000	23,934	5/11/63	300 bp —	(1,513)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,978	292,000	34,427	5/11/63	300 bp —	2,698
Index						Monthly
CMBX NA BBB–.6	BBB–/P	41,680	359,000	42,326	5/11/63	300 bp —	(467)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	55,222	366,000	43,151	5/11/63	300 bp —	12,253
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,002	445,000	52,466	5/11/63	300 bp —	(1,241)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	53,345	465,000	54,824	5/11/63	300 bp —	(1,246)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	63,423	574,000	67,675	5/11/63	300 bp —	(3,965)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	82,454	780,000	91,962	5/11/63	300 bp —	(9,118)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	137,903	914,000	107,761	5/11/63	300 bp —	30,599
Index						Monthly
CMBX NA BBB–.6	BBB–/P	106,372	983,000	115,896	5/11/63	300 bp —	(9,032)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	134,691	1,219,000	143,720	5/11/63	300 bp —	(8,420)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	178,053	1,637,000	193,002	5/11/63	300 bp —	(14,131)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	399,884	3,740,000	440,946	5/11/63	300 bp —	(39,192)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	51,226	780,000	43,992	1/17/47	300 bp —	7,624
Index						Monthly
CMBX NA BBB–.7	BBB–/P	325,743	4,407,000	248,555	1/17/47	300 bp —	79,393
Index						Monthly
Goldman Sachs International
CMBX NA BBB–.6	BBB–/P	6,450	46,000	5,423	5/11/63	300 bp —	1,049
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,945	66,000	7,781	5/11/63	300 bp —	(803)
Index						Monthly

Master Intermediate Income Trust 85

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$8,625	$78,000	$9,196	5/11/63	300 bp —	$(532)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,758	78,000	9,196	5/11/63	300 bp —	(2,399)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,858	91,000	10,729	5/11/63	300 bp —	(2,825)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,871	115,000	13,559	5/11/63	300 bp —	(630)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,295	122,000	14,384	5/11/63	300 bp —	(4,028)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,733	123,000	14,502	5/11/63	300 bp —	(4,707)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,645	131,000	15,445	5/11/63	300 bp —	(734)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,457	133,000	15,681	5/11/63	300 bp —	(158)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,777	137,000	16,152	5/11/63	300 bp —	6,693
Index						Monthly
CMBX NA BBB–.6	BBB–/P	23,502	157,000	18,510	5/11/63	300 bp —	5,071
Index						Monthly
CMBX NA BBB–.6	BBB–/P	23,233	158,000	18,628	5/11/63	300 bp —	4,684
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,496	166,000	19,571	5/11/63	300 bp —	(992)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,286	169,000	19,925	5/11/63	300 bp —	(1,555)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,357	169,000	19,925	5/11/63	300 bp —	(1,484)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	20,534	175,000	20,633	5/11/63	300 bp —	(11)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,274	181,000	21,340	5/11/63	300 bp —	(5,975)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,166	183,000	21,576	5/11/63	300 bp —	(6,318)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,103	216,000	25,466	5/11/63	300 bp —	(1,256)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,103	216,000	25,466	5/11/63	300 bp —	(1,256)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,095	226,000	26,645	5/11/63	300 bp —	(15,437)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	16,691	245,000	28,886	5/11/63	300 bp —	(12,072)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	40,089	266,000	31,361	5/11/63	300 bp —	8,860
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,211	271,000	31,951	5/11/63	300 bp —	(18,604)
Index						Monthly

86 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$13,442	$271,000	$31,951	5/11/63	300 bp —	$(18,373)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,449	277,000	32,658	5/11/63	300 bp —	(18,071)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,039	296,000	34,898	5/11/63	300 bp —	1,289
Index						Monthly
CMBX NA BBB–.6	BBB–/P	33,021	305,000	35,960	5/11/63	300 bp —	(2,786)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,527	324,000	38,200	5/11/63	300 bp —	(5,511)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	47,211	452,000	53,291	5/11/63	300 bp —	(5,854)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	71,741	605,000	71,330	5/11/63	300 bp —	714
Index						Monthly
CMBX NA BBB–.6	BBB–/P	71,494	605,000	71,330	5/11/63	300 bp —	467
Index						Monthly
CMBX NA BBB–.6	BBB–/P	67,357	611,000	72,037	5/11/63	300 bp —	(4,375)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	37,011	765,000	90,194	5/11/63	300 bp —	(52,800)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	155,865	1,042,000	122,852	5/11/63	300 bp —	33,534
Index						Monthly
CMBX NA BBB–.7	BBB–/P	9,270	133,000	7,501	1/17/47	300 bp —	1,836
Index						Monthly
CMBX NA BBB–.7	BBB–/P	51,111	600,000	33,840	1/17/47	300 bp —	17,571
Index						Monthly
CMBX NA BBB–.7	BBB–/P	61,571	833,000	46,981	1/17/47	300 bp —	15,006
Index						Monthly
CMBX NA BBB–.7	BBB–/P	90,359	1,040,000	58,656	1/17/47	300 bp —	32,223
Index						Monthly
JPMorgan Securities LLC
CMBX NA BB.6	BB/P	38,131	180,000	37,584	5/11/63	500 bp —	697
Index						Monthly
CMBX NA BB.6	BB/P	41,272	195,000	40,716	5/11/63	500 bp —	718
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,107	149,000	17,567	5/11/63	300 bp —	4,614
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,320	263,000	31,008	5/11/63	300 bp —	7,444
Index						Monthly
CMBX NA BB.6	BB/P	32,840	156,000	32,573	5/11/63	500 bp —	397
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,362	34,000	4,009	5/11/63	300 bp —	(629)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,353	35,000	4,127	5/11/63	300 bp —	(756)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,626	43,000	5,070	5/11/63	300 bp —	(423)
Index						Monthly

Master Intermediate Income Trust 87

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$4,432	$44,000	$5,188	5/11/63	300 bp —	$(733)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,292	46,000	5,423	5/11/63	300 bp —	(108)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,754	49,000	5,777	5/11/63	300 bp —	2,002
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,789	49,000	5,777	5/11/63	300 bp —	2,036
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,726	56,000	6,602	5/11/63	300 bp —	(848)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,265	62,000	7,310	5/11/63	300 bp —	1,986
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,698	63,000	7,428	5/11/63	300 bp —	302
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,880	68,000	8,017	5/11/63	300 bp —	(103)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,555	68,000	8,017	5/11/63	300 bp —	(1,428)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,862	69,000	8,135	5/11/63	300 bp —	(239)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,843	74,000	8,725	5/11/63	300 bp —	155
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,715	75,000	8,843	5/11/63	300 bp —	(90)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,497	75,000	8,843	5/11/63	300 bp —	(308)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,608	85,000	10,022	5/11/63	300 bp —	(371)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,030	89,000	10,493	5/11/63	300 bp —	581
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,493	90,000	10,611	5/11/63	300 bp —	(2,073)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,194	93,000	10,965	5/11/63	300 bp —	(1,724)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,421	98,000	11,554	5/11/63	300 bp —	3,916
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,569	106,000	12,497	5/11/63	300 bp —	124
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,055	126,000	14,855	5/11/63	300 bp —	(737)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,625	141,000	16,624	5/11/63	300 bp —	1,072
Index						Monthly
CMBX NA BBB–.6	BBB–/P	23,399	147,000	17,331	5/11/63	300 bp —	6,142
Index						Monthly
CMBX NA BBB–.6	BBB–/P	25,483	164,000	19,336	5/11/63	300 bp —	6,229
Index						Monthly

88 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$19,054	$174,000	$20,515	5/11/63	300 bp —	$(1,374)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,332	182,000	21,458	5/11/63	300 bp —	(3,034)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,925	190,000	22,401	5/11/63	300 bp —	2,619
Index						Monthly
CMBX NA BBB–.6	BBB–/P	28,716	194,000	22,873	5/11/63	300 bp —	5,940
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,466	211,000	24,877	5/11/63	300 bp —	2,694
Index						Monthly
CMBX NA BBB–.6	BBB–/P	31,450	213,000	25,113	5/11/63	300 bp —	6,444
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,649	214,000	25,231	5/11/63	300 bp —	2,525
Index						Monthly
CMBX NA BBB–.6	BBB–/P	26,741	240,000	28,296	5/11/63	300 bp —	(1,435)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,750	249,000	29,357	5/11/63	300 bp —	7,517
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,894	251,000	29,593	5/11/63	300 bp —	(1,573)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	47,108	277,000	32,658	5/11/63	300 bp —	14,588
Index						Monthly
CMBX NA BBB–.6	BBB–/P	47,498	277,000	32,658	5/11/63	300 bp —	14,978
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,778	312,000	36,785	5/11/63	300 bp —	149
Index						Monthly
CMBX NA BBB–.6	BBB–/P	44,125	313,000	36,903	5/11/63	300 bp —	7,379
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,897	343,000	40,440	5/11/63	300 bp —	(3,371)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,852	350,000	41,265	5/11/63	300 bp —	(2,238)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	55,500	366,000	43,151	5/11/63	300 bp —	12,532
Index						Monthly
CMBX NA BBB–.6	BBB–/P	41,549	395,000	46,571	5/11/63	300 bp —	(4,824)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	49,635	420,000	49,518	5/11/63	300 bp —	327
Index						Monthly
CMBX NA BBB–.6	BBB–/P	55,426	422,000	49,754	5/11/63	300 bp —	5,884
Index						Monthly
CMBX NA BBB–.6	BBB–/P	47,402	452,000	53,291	5/11/63	300 bp —	(5,663)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	50,405	458,000	53,998	5/11/63	300 bp —	(3,364)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	52,876	480,000	56,592	5/11/63	300 bp —	(3,476)
Index						Monthly

Master Intermediate Income Trust 89

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$54,138	$491,000	$57,889	5/11/63	300 bp —	$(3,505)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,829	533,000	62,841	5/11/63	300 bp —	(3,746)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	66,060	603,000	71,094	5/11/63	300 bp —	(4,733)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	70,597	671,000	79,111	5/11/63	300 bp —	(8,178)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	69,210	730,000	86,067	5/11/63	300 bp —	(16,492)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	112,851	746,000	87,953	5/11/63	300 bp —	25,270
Index						Monthly
CMBX NA BBB–.6	BBB–/P	132,291	871,000	102,691	5/11/63	300 bp —	30,036
Index						Monthly
CMBX NA BBB–.6	BBB–/P	122,768	886,000	104,459	5/11/63	300 bp —	18,751
Index						Monthly
CMBX NA BBB–.6	BBB–/P	211,215	1,928,000	227,311	5/11/63	300 bp —	(15,132)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	210,952	2,013,000	237,333	5/11/63	300 bp —	(25,374)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	261,664	2,495,000	294,161	5/11/63	300 bp —	(31,249)
Index						Monthly
Merrill Lynch International
CMBX NA BBB–.6	BBB–/P	8,248	73,000	8,607	5/11/63	300 bp —	(323)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,743	134,000	15,799	5/11/63	300 bp —	11
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,006	203,000	23,934	5/11/63	300 bp —	174
Index						Monthly
CMBX NA BBB–.6	BBB–/P	112,148	1,001,000	118,018	5/11/63	300 bp —	(5,369)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BBB–/P	10,005	71,000	8,371	5/11/63	300 bp —	1,670
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,870	263,000	31,008	5/11/63	300 bp —	7,994
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,928	263,000	31,008	5/11/63	300 bp —	8,051
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,318	263,000	31,008	5/11/63	300 bp —	7,441
Index						Monthly
CMBX NA BBB–.6	BBB–/P	77,707	525,000	61,898	5/11/63	300 bp —	16,072
Index						Monthly
CMBX NA BBB–.6	BBB–/P	77,780	525,000	61,898	5/11/63	300 bp —	16,145
Index						Monthly
CMBX NA BBB–.6	BBB–/P	76,916	526,000	62,015	5/11/63	300 bp —	15,164
Index						Monthly

90 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BBB–/P	$116,041	$788,000	$92,905	5/11/63	300 bp —	$23,530
Index						Monthly
CMBX NA BBB–.6	BBB–/P	115,105	790,000	93,141	5/11/63	300 bp —	22,359
Index						Monthly
CMBX NA BBB–.6	BBB–/P	155,146	1,051,000	123,913	5/11/63	300 bp —	31,759
Index						Monthly
CMBX NA A.6	A/P	41	4,000	49	5/11/63	200 bp —	(7)
Index						Monthly
CMBX NA BB.6	BB/P	48,378	197,000	41,134	5/11/63	500 bp —	7,408
Index						Monthly
CMBX NA BB.6	BB/P	97,086	394,000	82,267	5/11/63	500 bp —	15,147
Index						Monthly
CMBX NA BBB–.6	BBB–/P	496	4,000	472	5/11/63	300 bp —	26
Index						Monthly
CMBX NA BBB–.6	BBB–/P	641	6,000	707	5/11/63	300 bp —	(63)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,164	11,000	1,297	5/11/63	300 bp —	(127)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,696	14,000	1,651	5/11/63	300 bp —	53
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,666	22,000	2,594	5/11/63	300 bp —	83
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,962	31,000	3,655	5/11/63	300 bp —	(678)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,655	38,000	4,480	5/11/63	300 bp —	194
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,565	57,000	6,720	5/11/63	300 bp —	(1,127)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,405	65,000	7,664	5/11/63	300 bp —	(226)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,241	70,000	8,253	5/11/63	300 bp —	23
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,205	89,000	10,493	5/11/63	300 bp —	(243)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	28,646	169,000	19,925	5/11/63	300 bp —	8,805
Index						Monthly
CMBX NA BBB–.6	BBB–/P	16,836	180,000	21,222	5/11/63	300 bp —	(4,296)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,103	213,000	25,113	5/11/63	300 bp —	(903)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	37,244	250,000	29,475	5/11/63	300 bp —	7,894
Index						Monthly
CMBX NA BBB–.6	BBB–/P	41,442	342,000	40,322	5/11/63	300 bp —	1,291
Index						Monthly
Upfront premium received		7,651,921		Unrealized appreciation			740,437
Upfront premium (paid)		—		Unrealized (depreciation)			(508,627)
Total		$7,651,921		Total			$231,810

Master Intermediate Income Trust 91

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2018. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(37)	$4,000	$49	5/11/63	(200 bp) —	$10
					Monthly
CMBX NA BB.7 Index	(31,080)	154,000	19,466	1/17/47	(500 bp) —	(11,743)
					Monthly
CMBX NA BB.7 Index	(18,533)	118,000	14,915	1/17/47	(500 bp) —	(3,716)
					Monthly
CMBX NA BB.7 Index	(19,268)	118,000	14,915	1/17/47	(500 bp) —	(4,451)
					Monthly
CMBX NA BB.7 Index	(8,283)	65,000	8,216	1/17/47	(500 bp) —	(121)
					Monthly
CMBX NA BB.9 Index	(47,138)	306,000	42,350	9/17/58	(500 bp) —	(5,042)
					Monthly
CMBX NA BB.9 Index	(47,350)	306,000	42,350	9/17/58	(500 bp) —	(5,255)
					Monthly
CMBX NA BB.9 Index	(46,653)	303,000	41,935	9/17/58	(500 bp) —	(4,970)
					Monthly
CMBX NA BB.9 Index	(23,796)	152,000	21,037	9/17/58	(500 bp) —	(2,886)
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(14,244)	807,000	168,502	5/11/63	(500 bp) —	153,585
					Monthly
CMBX NA BB.7 Index	(161,197)	980,000	123,872	1/17/47	(500 bp) —	(38,142)
					Monthly
CMBX NA BB.7 Index	(61,796)	335,000	42,344	1/17/47	(500 bp) —	(19,731)
					Monthly
CMBX NA BB.9 Index	(75,024)	470,000	65,048	9/17/58	(500 bp) —	(10,368)
					Monthly
CMBX NA BB.9 Index	(22,791)	148,000	20,483	9/17/58	(500 bp) —	(2,431)
					Monthly
CMBX NA BB.9 Index	(13,764)	88,000	12,179	9/17/58	(500 bp) —	(1,658)
					Monthly
CMBX NA BB.9 Index	(6,083)	39,000	5,398	9/17/58	(500 bp) —	(718)
					Monthly
CMBX NA BB.9 Index	(6,083)	39,000	5,398	9/17/58	(500 bp) —	(718)
					Monthly

92 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International
CMBX NA BB.6 Index	$(50,332)	$492,000	$102,730	5/11/63	(500 bp) —	$51,988
					Monthly
CMBX NA BB.7 Index	(32,233)	213,000	26,923	1/17/47	(500 bp) —	(5,487)
					Monthly
CMBX NA BB.6 Index	(8,913)	61,000	12,737	5/11/63	(500 bp) —	3,773
					Monthly
CMBX NA BB.7 Index	(75,236)	445,000	56,248	1/17/47	(500 bp) —	(19,359)
					Monthly
CMBX NA BB.7 Index	(38,667)	236,000	29,830	1/17/47	(500 bp) —	(9,033)
					Monthly
CMBX NA BB.7 Index	(25,381)	125,000	15,800	1/17/47	(500 bp) —	(9,685)
					Monthly
CMBX NA BB.7 Index	(18,621)	102,000	12,893	1/17/47	(500 bp) —	(5,813)
					Monthly
CMBX NA BB.9 Index	(4,617)	29,000	4,014	9/17/58	(500 bp) —	(627)
					Monthly
CMBX NA BB.9 Index	(2,236)	14,000	1,938	9/17/58	(500 bp) —	(310)
					Monthly
CMBX NA BB.9 Index	(2,212)	14,000	1,938	9/17/58	(500 bp) —	(286)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.7 Index	(31,143)	195,000	24,648	1/17/47	(500 bp) —	(6,657)
					Monthly
CMBX NA BB.7 Index	(28,775)	180,000	22,752	1/17/47	(500 bp) —	(6,173)
					Monthly
CMBX NA BB.7 Index	(18,804)	97,000	12,261	1/17/47	(500 bp) —	(6,624)
					Monthly
CMBX NA BB.6 Index	(38,525)	274,000	57,211	5/11/63	(500 bp) —	18,458
					Monthly
CMBX NA BB.6 Index	(26,533)	183,000	38,210	5/11/63	(500 bp) —	11,525
					Monthly
CMBX NA BB.6 Index	(11,075)	77,000	16,078	5/11/63	(500 bp) —	4,939
					Monthly
CMBX NA BB.7 Index	(89,046)	570,000	72,048	1/17/47	(500 bp) —	(17,473)
					Monthly
CMBX NA BB.7 Index	(63,628)	387,000	48,917	1/17/47	(500 bp) —	(15,033)
					Monthly
CMBX NA BB.7 Index	(59,921)	375,000	47,400	1/17/47	(500 bp) —	(12,834)
					Monthly
CMBX NA BB.7 Index	(52,295)	322,000	40,701	1/17/47	(500 bp) —	(11,863)
					Monthly
CMBX NA BB.7 Index	(35,411)	182,000	23,005	1/17/47	(500 bp) —	(12,558)
					Monthly
CMBX NA BB.7 Index	(23,398)	130,000	16,432	1/17/47	(500 bp) —	(7,074)
					Monthly
CMBX NA BB.7 Index	(24,825)	125,000	15,800	1/17/47	(500 bp) —	(9,129)
					Monthly

Master Intermediate Income Trust 93

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.7 Index	$(18,533)	$118,000	$14,915	1/17/47	(500 bp) —	$(3,716)
					Monthly
CMBX NA BB.7 Index	(18,822)	102,000	12,893	1/17/47	(500 bp) —	(6,014)
					Monthly
CMBX NA BB.7 Index	(14,429)	95,000	12,008	1/17/47	(500 bp) —	(2,501)
					Monthly
CMBX NA BB.7 Index	(13,462)	86,000	10,870	1/17/47	(500 bp) —	(2,663)
					Monthly
CMBX NA BB.7 Index	(15,733)	80,000	10,112	1/17/47	(500 bp) —	(5,688)
					Monthly
CMBX NA BB.9 Index	(7,626)	54,000	7,474	9/17/58	(500 bp) —	(198)
					Monthly
CMBX NA BB.9 Index	(6,945)	44,000	6,090	9/17/58	(500 bp) —	(892)
					Monthly
CMBX NA BB.9 Index	(3,432)	22,000	3,045	9/17/58	(500 bp) —	(406)
					Monthly
CMBX NA BB.9 Index	(460)	3,000	415	9/17/58	(500 bp) —	(47)
					Monthly
CMBX NA BBB–.7 Index	(40,681)	489,000	27,580	1/17/47	(300 bp) —	(13,346)
					Monthly
CMBX NA BBB–.7 Index	(25,237)	343,000	19,345	1/17/47	(300 bp) —	(6,063)
					Monthly
CMBX NA BBB–.7 Index	(18,115)	229,000	12,916	1/17/47	(300 bp) —	(5,314)
					Monthly
CMBX NA BBB–.7 Index	(17,180)	164,000	9,250	1/17/47	(300 bp) —	(8,012)
					Monthly
CMBX NA BBB–.7 Index	(8,285)	154,000	8,686	1/17/47	(300 bp) —	324
					Monthly
Merrill Lynch International
CMBX NA BB.7 Index	(161,338)	930,000	117,552	1/17/47	(500 bp) —	(44,560)
					Monthly
CMBX NA BB.9 Index	(50,363)	322,000	44,565	9/17/58	(500 bp) —	(6,067)
					Monthly
CMBX NA BBB–.7 Index	(32,451)	396,000	22,334	1/17/47	(300 bp) —	(10,315)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(17,831)	175,000	9,870	1/17/47	(300 bp) —	(8,048)
					Monthly
CMBX NA BB.7 Index	(79,236)	394,000	49,802	1/17/47	(500 bp) —	(29,762)
					Monthly
CMBX NA BB.7 Index	(68,647)	356,000	44,998	1/17/47	(500 bp) —	(23,945)
					Monthly
CMBX NA BB.7 Index	(65,793)	326,000	41,206	1/17/47	(500 bp) —	(24,859)
					Monthly
CMBX NA BB.7 Index	(33,495)	179,000	22,626	1/17/47	(500 bp) —	(11,018)
					Monthly

94 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(5,715)	$38,000	$5,259	9/17/58	(500 bp) —	$(487)
					Monthly
CMBX NA BB.9 Index	(3,579)	23,000	3,183	9/17/58	(500 bp) —	(415)
					Monthly
CMBX NA BBB–.7 Index	(16,444)	259,000	14,608	1/17/47	(300 bp) —	(1,966)
					Monthly
Upfront premium received	—		Unrealized appreciation			244,602
Upfront premium (paid)	(2,108,779)		Unrealized (depreciation)			(484,270)
Total	$(2,108,779)		Total			$(239,668)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18
	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 31	$543,269	$7,566,000	$553,339	12/20/23	(500 bp) —	$(13,223)
Index					Quarterly
Total	$543,269					$(13,223)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Master Intermediate Income Trust 95

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks * :
Capital goods	$1,318	$—	$—
Consumer cyclicals	40,078	14,023	—
Energy	89,554	4,879	15,270
Health care	19,835	—	—
Technology	138,691	—	—
Utilities and power	—	6,776	—
Total common stocks	289,476	25,678	15,270
Convertible bonds and notes	—	3,252,591	—
Convertible preferred stocks	—	15,293	—
Corporate bonds and notes	—	83,894,017	2
Foreign government and agency bonds and notes		28,795,670
Mortgage-backed securities	—	116,190,330	—
Purchased options outstanding	—	627,775	—
Purchased swap options outstanding	—	3,323,872	—
Senior loans	—	4,496,333	—
U.S. government and agency mortgage obligations	—	78,082,735	—
Warrants	307	—	—
Short-term investments	21,637,856	12,226,025	—
Totals by level	$21,927,639	$330,930,319	$15,272

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$183,726	$—
Futures contracts	6,192	—	—
Written options outstanding	—	(869,312)	—
Written swap options outstanding	—	(3,640,044)	—
Forward premium swap option contracts	—	(719,009)	—
TBA sale commitments	—	(42,248,282)	—
Interest rate swap contracts	—	440,573	—
Total return swap contracts	—	(133,157)	—
Credit default contracts	—	(6,107,492)	—
Totals by level	$6,192	$(53,092,997)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

96 Master Intermediate Income Trust

Statement of assets and liabilities 9/30/18
ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $334,339,895)	$331,235,374
Affiliated issuers (identified cost $21,637,856) (Notes 1 and 5)	21,637,856
Cash	27,481
Foreign currency (cost $120,015) (Note 1)	120,404
Dividends, interest and other receivables	3,357,218
Receivable for investments sold	1,953,828
Receivable for sales of delayed delivery securities (Note 1)	31,551,324
Receivable for variation margin on centrally cleared swap contracts (Note 1)	984,342
Unrealized appreciation on forward premium swap option contracts (Note 1)	200,289
Unrealized appreciation on forward currency contracts (Note 1)	1,373,389
Unrealized appreciation on OTC swap contracts (Note 1)	1,021,210
Premium paid on OTC swap contracts (Note 1)	2,108,779
Prepaid assets	13,036
Total assets	395,584,530

LIABILITIES
Payable for investments purchased	4,421,355
Payable for purchases of delayed delivery securities (Note 1)	67,790,038
Payable for compensation of Manager (Note 2)	500,666
Payable for custodian fees (Note 2)	68,487
Payable for investor servicing fees (Note 2)	21,963
Payable for Trustee compensation and expenses (Note 2)	160,052
Payable for administrative services (Note 2)	1,064
Payable for variation margin on futures contracts (Note 1)	27,978
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,134,251
Distributions payable to shareholders	1,174,915
Unrealized depreciation on forward currency contracts (Note 1)	1,189,663
Unrealized depreciation on OTC swap contracts (Note 1)	1,059,077
Premium received on OTC swap contracts (Note 1)	7,651,921
Unrealized depreciation on forward premium swap option contracts (Note 1)	919,298
Written options outstanding, at value (premiums $4,866,075) (Note 1)	4,509,356
TBA sale commitments, at value (proceeds receivable $42,323,125) (Note 1)	42,248,282
Other accrued expenses	197,018
Total liabilities	133,075,384

Net assets	$262,509,146

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$343,336,634
Total distributable earnings (Note 1)	(80,827,488)
Total — Representing net assets applicable to capital shares outstanding	$262,509,146

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($262,509,146 divided by 53,153,364 shares)	$4.94

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 97

Statement of operations Year ended 9/30/18
INVESTMENT INCOME
Interest (including interest income of $336,727 from investments in affiliated issuers) (Note 5)	$16,418,084
Dividends	596
Total investment income	16,418,680

EXPENSES
Compensation of Manager (Note 2)	2,015,177
Investor servicing fees (Note 2)	134,399
Custodian fees (Note 2)	144,473
Trustee compensation and expenses (Note 2)	8,461
Administrative services (Note 2)	7,841
Auditing and tax fees	192,063
Other	192,243
Total expenses	2,694,657

Expense reduction (Note 2)	(882)
Net expenses	2,693,775

Net investment income	13,724,905

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(19,537,588)
Net increase from payments by affiliates (Note 2)	6,400
Foreign currency transactions (Note 1)	(24,549)
Forward currency contracts (Note 1)	(2,512,548)
Futures contracts (Note 1)	(358,072)
Swap contracts (Note 1)	10,615,237
Written options (Note 1)	13,025,651
Total net realized gain	1,214,531
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(4,519,645)
Assets and liabilities in foreign currencies	(21,654)
Forward currency contracts	41,225
Futures contracts	(4,569)
Swap contracts	1,591,196
Written options	(1,496,343)
Total change in net unrealized depreciation	(4,409,790)

Net loss on investments	(3,195,259)

Net increase in net assets resulting from operations	10,529,646

The accompanying notes are an integral part of these financial statements.

98 Master Intermediate Income Trust

Statement of changes in net assets
INCREASE (DECREASE) IN NET ASSETS	Year ended 9/30/18	Year ended 9/30/17
Operations
Net investment income	$13,724,905	$14,061,106
Net realized gain on investments
and foreign currency transactions	1,214,531	4,663,020
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(4,409,790)	7,032,373
Net increase in net assets resulting from operations	10,529,646	25,756,499
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(15,721,271)	(16,732,970)
Decrease from capital shares repurchased (Note 4)	(1,843,456)	(2,713,320)
Total increase (decrease) in net assets	(7,035,081)	6,310,209

NET ASSETS
Beginning of year	269,544,227	263,234,018
End of year (Note 1)	$262,509,146	$269,544,227

NUMBER OF FUND SHARES
Shares outstanding at beginning of year	53,551,623	54,159,566
Shares repurchased (Note 5)	(398,259)	(607,943)
Shares outstanding at end of year	53,153,364	53,551,623

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 99

Financial highlights (For a common share outstanding throughout the period)
PER-SHARE OPERATING PERFORMANCE
			Year ended
	9/30/18	9/30/17	9/30/16	9/30/15	9/30/14
Net asset value, beginning of period	$5.03	$4.86	$5.03	$5.65	$5.50
Investment operations:
Net investment income a	0.26	.26	.28	.25	.29
Net realized and unrealized
gain (loss) on investments	(.06)	.21	(.15)	(.58)	.12
Total from investment operations	.20	.47	.13	(.33)	.41
Less distributions:
From net investment income	(.29)	(.31)	(.31)	(.31)	(.31)
From return of capital	—	—	—	—	—
Total distributions	(.29)	(.31)	(.31)	(.31)	(.31)
Increase from shares repurchased	— [e]	.01	.01	.02	.05
Net asset value, end of period	$4.94	$5.03	$4.86	$5.03	$5.65
Market value, end of period	4.52	$4.73	$4.42	$4.51	$5.03
Total return at market value (%) b	1.66	14.32	5.08	(4.37)	9.56

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$262,509	$269,544	$263,234	$278,071	$326,567
Ratio of expenses to average
net assets (%) c	1.00	.99	1.00	.96	.99
Ratio of net investment income
to average net assets (%)	5.11	5.24	5.82	4.58	5.21
Portfolio turnover (%) [d]	715	976	823	724	389

a Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sales commitments.

e Amount represents less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 100

Notes to financial statements 9/30/18

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2017 through September 30, 2018.

Putnam Master Intermediate Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The goal of the fund is to seek with equal emphasis high current income and relative stability of net asset value by allocating its investments among the U.S. investment grade sector, high-yield sector, and international sector.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various

Master Intermediate Income Trust 101

relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting

102 Master Intermediate Income Trust

from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk, and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Master Intermediate Income Trust 103

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.

104 Master Intermediate Income Trust

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

Master Intermediate Income Trust 105

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $116,801 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $6,772,803 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $6,786,381 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2018, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

106 Master Intermediate Income Trust

	Loss carryover
Short-term	Long-term	Total
$35,379,007	$32,421,533	$67,800,540

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from the expiration of a capital loss carryover, from dividends payable, from defaulted bond interest, from realized gains and losses on certain futures contracts, from income on swap contracts, from interest-only securities, and from real estate mortgage investment conduit securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $4,601,965 to decrease undistributed net investment income, $45,199,878 to decrease paid-in capital and $49,801,843 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$9,165,713
Unrealized depreciation	(21,939,320)
Net unrealized depreciation	(12,773,607)
Undistributed ordinary income	1,241,136
Capital loss carryforward	(67,800,540)
Cost for federal income tax purposes	$312,555,187

For the fiscal year ended September 30, 2017, the fund had undistributed net investment income of $5,283,139.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.750% of the fund’s average net assets.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an

Master Intermediate Income Trust 107

annual rate of 0.40% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

During the reporting period, Putnam Management reimbursed the fund $6,400 for certain trades in connection with a settlement with the SEC. The effect of the reimbursement by Putnam Management of such amount had no material impact on total return.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $882 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $197, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,035,472,424	$2,042,992,772
U.S. government securities (Long-term)	—	—
Total	$2,035,472,424	$2,042,992,772

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Shares repurchased

In September 2018, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 9, 2019 (based on shares outstanding as of October 9, 2018). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period

108 Master Intermediate Income Trust

ending October 9, 2018 (based on shares outstanding as of October 9, 2017). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 398,259 common shares for an aggregate purchase price of $1,843,456, which reflects a weighted-average discount from net asset value per share of 7.74%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

For the previous fiscal year, the fund repurchased 607,943 common shares for an aggregate purchase price of $2,713,320, which reflected a weighted-average discount from net asset value per share of 9.57%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 1,600 shares of the fund(0.003% of the fund’s shares outstanding), valued at $7,904 based on net asset value.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/17	cost	proceeds	income	of 9/30/18
Short-term investments
Putnam Short Term
Investment Fund*	$11,607,286	$103,192,007	$93,161,437	$336,727	$21,637,856
Total Short-term
investments	$11,607,286	$103,192,007	$93,161,437	$336,727	$21,637,856

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Master Intermediate Income Trust 109

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$148,800,000
Purchased currency options (contract amount)	$10,300,000
Purchased swap option contracts (contract amount)	$1,406,500,000
Written TBA commitment option contracts (contract amount)	$232,200,000
Written currency options (contract amount)	$6,800,000
Written swap option contracts (contract amount)	$1,147,500,000
Futures contracts (number of contracts)	90
Forward currency contracts (contract amount)	$291,000,000
OTC interest rate swap contracts (notional)	$850,000
Centrally cleared interest rate swap contracts (notional)	$1,097,700,000
OTC total return swap contracts (notional)	$28,300,000
Centrally cleared total return swap contracts (notional)	$105,600,000
OTC credit default contracts (notional)	$74,200,000
Centrally cleared credit default contracts (notional)	$7,600,000
Warrants (number of warrants)	3,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Credit contracts	appreciation	$1,869,111	Unrealized depreciation	$7,976,603*
Foreign exchange
contracts	Investments, Receivables	1,465,936	Payables	1,231,198
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	307	Unrealized depreciation	—
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	7,595,131*	Unrealized depreciation	8,609,253*
Total		$10,930,485		$17,817,054

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

110 Master Intermediate Income Trust

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$625,671	$625,671
Foreign exchange contracts	(373,093)	—	(2,512,548)	—	(2,885,641)
Interest rate contracts	(3,036,429)	(358,072)	—	9,989,566	6,595,065
Total	$(3,409,522)	$(358,072)	$(2,512,548)	$10,615,237	$4,335,095

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as
hedging				Forward
instruments				currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$1,239,574	$1,239,574
Foreign exchange
contracts	—	57,057	—	41,225	—	98,282
Equity contracts	(1,382)	—	—	—	—	(1,382)
Interest rate
contracts	—	(2,402,446)	(4,569)	—	351,622	(2,055,393)
Total	$(1,382)	$(2,345,389)	$(4,569)	$41,225	$1,591,196	$(718,919)

Master Intermediate Income Trust 111

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities(USA),LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley Capital Services LLC Morgan Stanley & Co. International PLC		NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared
interest rate swap
contracts§	—	—	410,702	—	—	—	15,162	—	—	—	—	—	—	—	—	—	—	—	—	—	425,864
OTC Total return
swap contracts*#	—	4,940	—	—	—	7,863	—	—	14,078	—	6,616	2,674	—	—	—	—	—	—	—	—	36,171
OTC Credit default
contracts —
protection sold *#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection
purchased*#	—	—	—	—	203,964	440,801	—	—	263,609	—	—	587,287	183,210	—	—	190,240	—	—	—	—	1,869,111
Centrally cleared
credit default
contracts§	—	—	558,478	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	558,478
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward currency
contracts #	161,870	99,998	—	39,887	—	67,159	—	—	461,957	112,379	144,075	—	—	—	—	—	27,803	157,756	93,345	7,160	1,373,389
Forward premium
swap option
contracts #	49,615	—	—	61,703	—	—	—	—	45,503	—	24,134	—	—	—	—	19,334	—	—	—	—	200,289
Purchased swap
options **#	—	—	—	569,336	—	—	—	—	555,828	—	1,253,188	—	—	—	—	945,520	—	—	—	—	3,323,872
Purchased
options **#	—	—	—	—	—	—	—	—	92,547	—	535,228	—	—	—	—	—	—	—	—	—	627,775
Total Assets	$211,485	$104,938	$969,180	$670,926	$203,964	$515,823	$15,162	$—	$1,433,522	$112,379	$1,963,241	$589,961	$183,210	$—	$—	$1,155,094	$27,803	$157,756	$93,345	$7,160	$8,414,949
Liabilities:
OTC Interest rate
swap contracts*#	—	—	—	—	—	—	—	—	—	—	3,960	—	—	—	—	—	—	—	—	—	3,960
Centrally cleared
interest rate swap
contracts§	—	—	555,170	—	—	—	16,380	—	—	—	—	—	—	—	—	—	—	—	—	—	571,550
OTC Total return
swap contracts*#	—	32,297	—	2,736	—	5,638	—	631	7,956	—	2,320	10,642	—	—	—	—	—	—	—	—	62,220

112 Master Intermediate Income Trust	Master Intermediate Income Trust 113

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley Capital Services LLC Morgan Stanley & Co. International PLC		NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
OTC Credit default
contracts —
protection sold *#	$91,337	$—	$—	$—	$431,216	$1,949,404	$—	$—	$1,257,571	$—	$—	$2,624,082	$165,652	$—	$—	$900,849	$—	$—	$—	$—	$7,420,111
OTC Credit default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared
credit default
contracts§	—	—	562,701	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	562,701
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	27,978	—	—	—	—	—	—	27,978
Forward currency
contracts #	30,569	156,594	—	83,856	—	112,528	—	—	129,471	131,960	105,460	—	—	—	—	—	205,004	76,512	103,654	54,055	1,189,663
Forward premium
swap option
contracts #	247,087	10,135	—	132,454	—	—	—	—	144,177	—	351,737	—	—	—	—	33,708	—	—	—	—	919,298
Written swap
options #	—	165,074	—	808,103	—	—	—	—	1,209,226	—	870,007	—	—	—	—	587,634	—	—	—	—	3,640,044
Written options #	—	—	—	—	—	—	—	—	41,535	—	827,777	—	—	—	—	—	—	—	—	—	869,312
Total Liabilities	$368,993	$364,100	$1,117,871	$1,027,149	$431,216	$2,067,570	$16,380	$631	$2,789,936	$131,960	$2,161,261	$2,634,724	$165,652	$27,978	$—	$1,522,191	$205,004	$76,512	$103,654	$54,055	$15,266,837
Total Financial
and Derivative
Net Assets	$(157,508)	$(259,162)	$(148,691)	$(356,223)	$(227,252)	$(1,551,747)	$(1,218)	$(631)	$(1,356,414)	$(19,581)	$(198,020)	$(2,044,763)	$17,558	$(27,978)	$—	$(367,097)	$(177,201)	$81,244	$(10,309)	$(46,895)	$(6,851,888)
Total collateral
received
(pledged)†##	$(150,577)	$(246,884)	$—	$(325,712)	$(164,324)	$(1,551,152)	$—	$—	$(1,209,886)	$—	$(198,020)	$(2,044,763)	$17,558	$—	$—	$(367,097)	$(177,201)	$—	$(10,309)	$—
Net amount	$(6,931)	$(12,278)	$(148,691)	$(30,511)	$(62,928)	$(595)	$(1,218)	$(631)	$(146,528)	$(19,581)	$—	$—	$—	$(27,978)	$—	$—	$—	$81,244	$—	$(46,895)
Controlled
collateral received
(including TBA
commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$116,801	$—	$—	$—	$—	$—	$—	$—	$116,801
Collateral
(pledged)
(including TBA
commitments)**	$(150,577)	$(246,884)	$—	$(325,712)	$(164,324)	$(1,551,152)	$—	$—	$(1,209,886)	$—	$(302,981)	$(2,365,233)	$—	$(109,505)	$—	$(370,719)	$(191,770)	$—	$(141,361)	$—	$(7,130,104)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $128,435 and $4,964,022, respectively.

114 Master Intermediate Income Trust	Master Intermediate Income Trust 115

Note 10: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

116 Master Intermediate Income Trust

Federal tax information (Unaudited)

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $11,400,545 of distributions paid as qualifying to be taxed as interest-related dividends.

The Form 1099 that will be mailed to you in January 2019 will show the tax status of all distributions paid to your account in calendar 2018.

Master Intermediate Income Trust 117

Shareholder meeting results (Unaudited)

April 27, 2018 annual meeting

At the meeting, a proposal to fix the number of Trustees at 12 was approved as follows:

Votes for	Votes against	Abstentions
45,195,014	805,515	526,641

At the meeting, each of the nominees for Trustee was elected as follows:

	Votes for	Votes withheld
Liaquat Ahamed	45,252,903	1,274,276
Ravi Akhoury	45,244,911	1,282,267
Barbara M. Baumann	45,393,915	1,133,263
Jameson A. Baxter	45,284,448	1,242,731
Katinka Domotorffy	45,295,234	1,231,945
Catharine Bond Hill	45,274,469	1,252,709
Paul L. Joskow	45,329,490	1,197,689
Kenneth R. Leibler	45,354,651	1,172,527
Robert E. Patterson	45,292,081	1,235,097
George Putnam, III	45,349,200	1,177,978
Robert L. Reynolds	45,371,070	1,156,108
Manoj P. Singh	45,236,218	1,290,960

All tabulations are rounded to the nearest whole number.

118 Master Intermediate Income Trust

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: English Helper, Inc., a private software company

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Great Lakes Science Center; College Now Greater Cleveland

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.

Other directorships: Director of Yale-NUS College; Alumni Fellow to the Yale Corporation

Dr. Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Until 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance. Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT. Prior to 1998, served as Head of the Department of Economics at MIT.

Other directorships: Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services

Master Intermediate Income Trust 119

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of September 30, 2018, there were 100 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

120 Master Intermediate Income Trust

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Susan G. Malloy (Born 1957)
Executive Vice President, Principal Executive Officer,	Vice President and Assistant Treasurer
and Compliance Liaison	Since 2007
Since 2004	Head of Accounting, Middle Office, & Control Services,
Putnam Investments and Putnam Management
Robert T. Burns (Born 1961)
Vice President and Chief Legal Officer	Mark C. Trenchard (Born 1962)
Since 2011	Vice President and BSA Compliance Officer
General Counsel, Putnam Investments,	Since 2002
Putnam Management, and Putnam Retail Management	Director of Operational Compliance, Putnam
Investments and Putnam Retail Management
James F. Clark (Born 1974)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2016	Vice President, Director of Proxy Voting and Corporate
Chief Compliance Officer, Putnam Investments	Governance, Assistant Clerk, and Assistant Treasurer
and Putnam Management	Since 2000

Michael J. Higgins (Born 1976)	Denere P. Poulack (Born 1968)
Vice President, Treasurer, and Clerk	Assistant Vice President, Assistant Clerk,
Since 2010	and Assistant Treasurer
Since 2004
Janet C. Smith (Born 1965)
Vice President, Principal Financial Officer, Principal
Accounting Officer, and Assistant Treasurer
Since 2007
Head of Fund Administration Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Master Intermediate Income Trust 121

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Spectrum Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Equity Income Fund
Equity Spectrum Fund	International Value Fund
Europe Equity Fund	Small Cap Value Fund
Global Equity Fund
International Capital Opportunities Fund	Income
International Equity Fund	Diversified Income Trust
Multi-Cap Core Fund	Emerging Markets Income Fund
Research Fund	Floating Rate Income Fund
Global Income Trust
Global Sector	Government Money Market Fund*
Global Consumer Fund	High Yield Fund
Global Financials Fund	Income Fund
Global Health Care Fund	Money Market Fund†
Global Industrials Fund	Mortgage Securities Fund
Global Natural Resources Fund	Short Duration Bond Fund
Global Sector Fund	Short Duration Income Fund
Global Technology Fund
Global Telecommunications Fund	Tax-free Income
Global Utilities Fund	AMT-Free Municipal Fund
Intermediate-Term Municipal Income Fund
Growth	Short-Term Municipal Income Fund
Growth Opportunities Fund	Tax Exempt Income Fund
International Growth Fund	Tax-Free High Yield Fund
Small Cap Growth Fund
Sustainable Future Fund	State tax-free income funds‡ :
Sustainable Leaders Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

122 Master Intermediate Income Trust

Absolute Return	Asset Allocation
Fixed Income Absolute Return Fund	Dynamic Risk Allocation Fund
Multi-Asset Absolute Return Fund	George Putnam Balanced Fund

Putnam PanAgora**	Dynamic Asset Allocation Balanced Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Market Neutral Fund	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Risk Parity Fund
Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Master Intermediate Income Trust 123

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, asset allocation, absolute return, sustainable, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
100 Federal Street	Officers
Boston, MA 02110	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Independent Registered Public	Vice President and
Accounting Firm	Chief Legal Officer	Denere P. Poulack
KPMG LLP		Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

124 Master Intermediate Income Trust

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

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AN713 313319 11/18

Item 2. Code of Ethics:

(a) The Fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

September 30, 2018	$178,691	$ —	$7,405	$ —
September 30, 2017	$153,874	$ —	$7,188	$ —

For the fiscal years ended September 30, 2018 and September 30, 2017, the fund's independent auditor billed aggregate non-audit fees in the amounts of $7,405 and $7,188 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

September 30, 2018	$ —	$ —	$ —	$ —

September 30, 2017	$ —	$ —	$ —	$ —

Item 5. Audit Committee of Listed Registrants

(a) The fund has a separately-designated Audit, Compliance and Distributions Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit, Compliance and Distribution Committee of the fund's Board of Trustees is composed of the following persons:

Ravi Akhoury

Robert E. Patterson

Barbara M. Baumann

Katinka Domotorffy

Manoj P. Singh

(b) Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Proxy voting guidelines of The Putnam Funds

The proxy voting guidelines below summarize the funds' positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds' proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds' proxies.

The proxy voting guidelines are just that — guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Voting Director's attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis. In addition, in interpreting the funds' proxy voting guidelines, the Trustees of The Putnam Funds are mindful of emerging best practices in the areas of corporate governance, environmental stewardship and sustainability, and social responsibility. Recognizing that these matters may, in some instances, bear on investment performance, they may from time to time be considerations in the funds' voting decisions.

Similarly, Putnam Management's investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items under the funds' “Proxy Voting Procedures.” The Proxy Voting Director, in consultation with a senior member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds' proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company's board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of The Putnam Funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds' proxies. It is the funds' policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds' have requested that their securities lending agent recall each domestic issuer's voting securities that are on loan, in advance of the record date for the issuer's shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS[1]

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds' intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds' proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds' proxies will be voted for board-approved proposals, except as follows:

[1] The guidelines in this section apply to proposals at U.S. companies. Please refer to Section III, Voting Shares of Non-U.S. Issuers, for additional guidelines applicable to proposals at non-U.S. companies.

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds' proxies will be voted for the election of a company's nominees for the board of directors, except as follows:

►	The funds will withhold votes from the entire board of directors if

•	the board does not have a majority of independent directors,

•	the board has not established independent nominating, audit, and compensation committees,

•	the board has more than 19 members or fewer than five members, absent special circumstances,

•	the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

•	the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

►	The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company's performance or has otherwise failed to observe good corporate governance practices.

►	The funds will withhold votes from any nominee for director:

•	who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

•	who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

•	of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”),

•	who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board),

•	who serves as an executive officer of any company (“home company”) while serving on more than two other public company boards (votes for the nominee withheld at each company where the funds are shareholders; in addition, if the funds are shareholders of the executive's home company, the funds will withhold votes from members of the home company's governance committee), or

•	who is a member of the governance or other responsible committee, if the company has adopted without shareholder approval a bylaw provision shifting legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation.

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds' Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds' Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company's board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds' Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. Generally, the funds withhold support from directors serving on more than five unaffiliated public company boards, although an exception may be made in the case of a director who represents an investing firm with the sole purpose of managing a portfolio of investments that includes the company. The funds also withhold support from directors who serve as executive officers at a company and on the boards of more than two unaffiliated public companies (votes withheld at outside boards only). The funds may also withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds' Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members' individual relationships, but also on the board's overall attitude toward management and shareholders. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds' Trustees, are excessive by reasonable corporate standards relative to the company's record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board, or if a board of directors permits an executive to serve on an excessive number of public company boards. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders' lack of support for the rejected director. Adopting a fee-shifting bylaw provision without shareholder approval, which may discourage legitimate shareholders lawsuits as well as frivolous ones, is another example of disregard for shareholder interests.

Contested Elections of Directors

►	The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

►	The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds' Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines' basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company's long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against any stock option or restricted stock plan where the company's actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

►	The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

►	The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

►	The funds will vote for proposals to approve a company's executive compensation program (i.e., “say on pay” proposals in which the company's board proposes that shareholders indicate their support for the company's compensation philosophy, policies, and practices), except that the funds will vote against the proposal if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds' proxy voting service, for the correlation of the company's executive compensation program with its performance.

►	The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the amount per employee under the plan is unlimited, or

the plan's performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds' proxy voting service, for the correlation of the company's executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management's interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company's capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company's capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company's capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

►	The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

►	The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

►	The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company's capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder's investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company's assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

►	The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary:  A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws — notably Delaware — provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company's board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

►	The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

►	The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds' Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company's net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company's name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

►	The funds will vote on a case-by-case basis on proposals to amend a company's charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company's name or to authorize additional shares of common stock).

►	The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

►	The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm's independence or the integrity of an audit is compromised.

►	The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments (for example, amendments implementing proxy access proposals) and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management's investment professionals and the funds' proxy voting service may also bring to the Proxy Voting Director's attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund's proxy voting service may identify circumstances that call into question an audit firm's independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of the company's corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

►	The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman's position be filled by someone other than the chief executive officer.

►	The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

►	The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

►	The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company's charter documents.

►	The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

►	The funds will vote for shareholder proposals to amend a company's charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

•	the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company's outstanding shares, and

•	applicable state law does not otherwise provide shareholders with the right to call special meetings.

►	The funds will vote on a case-by-case basis on shareholder proposals relating to proxy access.

►	The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote on a case-by-case basis on shareholder proposals to limit a company's ability to make excise tax gross-up payments under management severance agreements.

►	The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

►	The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

►	The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

►	The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant's clients on which any of the company's executives serve as a director).

►	The funds will vote for shareholder proposals that are consistent with the funds' proxy voting guidelines for board-approved proposals.

►	The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds' Trustees believe that effective corporate reforms should be promoted by holding boards of directors — and in particular their independent directors — accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. As stated above, the funds' Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman's position be filled by someone other than the company's chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company's corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company's board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders' interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds' Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management's interests with shareholders' interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive's previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company's obligations with respect to gross-up payments are limited in a reasonable manner.

The funds' Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds' Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company's overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds' Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company's ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers — i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company's stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management's investment professionals.

In addition, some non-U.S. markets require that a company's shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company's stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers except as follows:

Uncontested Board Elections

China, India, Indonesia, Philippines, Taiwan and Thailand

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each composed of a majority of independent directors.

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Europe ex-United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors, or

•	the board has not established a nominating committee composed of a majority of independent directors.

Commentary: An “independent director” under the European Commission's guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

Germany

►	For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds' proxy voting service).

►	The funds will withhold votes for the election of a former member of the company's managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system — a managerial board composed of the company's executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund's proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds' belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Hong Kong

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or

•	the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

Italy

►	The funds will withhold votes from any director not identified in the proxy materials.

Commentary: In Italy, companies have the right to nominate co-opted directors [2] for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.
_________________________

[2] A co-opted director is an individual appointed to the board by incumbent directors to replace a director who was elected by directors but who leaves the board (through resignation or death) before the end of his or her term.

Japan

►	For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

•	the board does not have a majority of outside directors,

•	the board has not established nominating and compensation committees composed of a majority of outside directors, or

•	the board has not established an audit committee composed of a majority of independent directors.

►	The funds will withhold votes for the appointment of members of a company's board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company's articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are outside directors,

•	the board has not established a nominating committee with at least half of the members being outside directors, or

•	the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

►	The funds will vote withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair the performance his or her duties impartially with respect to the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company's largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Malaysia

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,

•	the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or

•	the board has not established a compensation committee with at least a majority of the members being non-executive directors.

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

Russia

►	The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds' standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

Singapore

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

•	the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

•	the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Singapore Code of Corporate Governance, Guideline 2.3. A “non-executive director” is a director who is not employed with the company.

United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are independent non-executive directors,

•	the board has not established a nomination committee composed of a majority of independent non-executive directors, or

•	the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom's Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

►	The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

►	The funds will vote for proposals to amend a company's articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom's Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds' Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director's independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

►	The funds will vote for supervisory board nominees when the supervisory board meets the funds' independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

►	The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds' independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds' independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

►	The funds will vote for proposals to change the size of a board if the board meets the funds' independence standards, and against proposals to change the size of a board if the board does not meet the funds' independence standards.

►	The funds will vote for shareholder proposals calling for a majority of a company's directors to be independent of management.

►	The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

►	The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia

►	The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company's remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

Europe

►	The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Taiwan

►	The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

►	The funds will vote for proposals to approve annual directors' fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds' proxy voting service has recommended a vote against such a proposal.

►	The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors' fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors' fees paid by the company's peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company's long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Europe and Asia ex-Japan

►	In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds' standard dilution test.

France

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

United Kingdom

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

Capitalization

Unless a proposal is directly addressed by a country-specific guideline:

►	The funds will vote for proposals

•	to issue additional common stock representing up to 20% of the company's outstanding common stock, where shareholders do not have preemptive rights, or

•	to issue additional common stock representing up to 100% of the company's outstanding common stock, where shareholders do have preemptive rights.

►	The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds' proxy voting service; otherwise, the funds will vote against such proposals.

Australia

►	The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company's board meets the funds' independence standards; if the company's board does not meet the funds' independence standards, then the funds will vote against these proposals.

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

China

►	The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Hong Kong

►	The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company's board meets the funds' independence standards; if the company's board does not meet the funds' independence standards, then the funds will vote against these proposals.

►	The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company's outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

France

►	The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

►	The funds will vote against proposals to authorize the issuance of common stock or convertible debt instruments and against proposals to authorize the repurchase and/or reissuance of shares where those authorizations may be used, without further shareholder approval, as anti-takeover measures.

New Zealand

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

►	The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

►	The funds will vote for proposals permitting companies to issue regulatory reports in English.

►	The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

►	The funds will vote for proposals to amend a company's charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

France

►	The funds will vote for proposals to approve a company's related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

►	If a company has not proposed an opt-out clause in its articles of association and the implementation of double-voting rights has not been approved by shareholders, the funds will vote against the ratification of board acts for the previous fiscal year, will withhold votes from the re-election of members of the board's governance committee (or in the absence of a governance committee, against the chair of the board or the next session board member up for re-election) and, if there is no opportunity to vote against ratification of board acts or to withhold votes from directors, will vote against the approval of the company's accounts and reports.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company's voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds' proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Under French law, shareholders of French companies with shares held in registered form under the same name for at least two years will automatically be granted double-voting rights, unless a company has amended its articles of association to opt out of the double-voting rights regime. Awarding double-voting rights in this manner is likely to disadvantage non-French institutional shareholders. Accordingly, the funds will take actions to signal disapproval of double-voting rights at companies that have not opted-out from the double-voting rights regime and that have not obtained shareholder approval of the double-voting rights regime.

Germany

►	The funds will vote in accordance with the recommendation of the company's board of directors on shareholder countermotions added to a company's meeting agenda, unless the countermotion is directly addressed by one of the funds' other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds' intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

►	The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

►	The funds will vote for proposals to amend a Taiwanese company's procedural rules.

Commentary: Since procedural rules, which address such matters as a company's policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted January 26, 2018

Proxy voting procedures of The Putnam Funds

The proxy voting procedures below explain the role of the funds' Trustees, proxy voting service and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process works when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds' Trustees

The Trustees of The Putnam Funds exercise control of voting proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds' proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds' investment adviser, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds' custodian(s) to ensure that all proxy materials received by the custodians relating to the funds' portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Voting Director for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees, assists in the coordination and voting of the funds' proxies. The Proxy Voting Director deals directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, solicits voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management's investment professionals, as appropriate. The Proxy Voting Director is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management's investment professionals with respect to any proxy question in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund's proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company's shareholders in advance of the company's shareholder meeting, typically to explain and to provide the company's perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives.

The Proxy Voting Director is also responsible for ensuring that the funds file the required annual reports of their proxy voting records with the Securities and Exchange Commission. The Proxy Voting Director coordinates with the funds' proxy voting service to prepare and file on Form N‑PX, by August 31 of each year, the funds' proxy voting record for the most recent twelve-month period ended June 30. In addition, the Proxy Voting Director is responsible for coordinating with Putnam Management to arrange for the funds' proxy voting record for the most recent twelve-month period ended June 30 to be available on the funds' website.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Voting Director under certain circumstances. Unless the referred proxy question involves investment considerations (i.e., the proxy question might be seen as having a bearing on the economic interests of a shareholder in the company) and is referred to Putnam Management's investment professionals for a voting recommendation as described below, the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with a senior staff member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee on how the funds' shares will be voted.

The Proxy Voting Director will refer proxy questions that involve investment considerations, through an electronic request form, to Putnam Management's investment professionals for a voting recommendation. These referrals will be made in cooperation with the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items. In connection with each item referred to Putnam Management's investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of the review. After receiving a referral item from the Proxy Voting Director, Putnam Management's investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. The recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management's investment professionals (and the related Conflicts Report) in determining how to vote the funds' proxies. The Proxy Voting Director will maintain a record of all proxy questions that have been referred to Putnam Management's investment professionals, the voting recommendation, and the Conflicts Report. An exception to this referral process is that the Proxy Voting Director will not refer proxy questions in respect of portfolio securities that are held only in funds sub-advised by PanAgora Asset Management, Inc.

In some situations, the Proxy Voting Director may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management or a significant personal investment in the company) relating to a particular referral item shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and may be asked to remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management's investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referral item that: (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009, January 24, 2014 and June 23, 2017.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) Portfolio Managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund's portfolio as of the filing date of this report.

Portfolio Managers	Joined Fund	Employer	Positions Over Past Five Years

D. William Kohli	2002	Putnam Management 1994 — Present	Chief Investment Officer, Fixed Income, Previously, Co-Head, Fixed Income
Michael Atkin	2007	Putnam Management 1997 — Present	Portfolio Manager
Robert Davis	2017	Putnam Management 1999 — Present	Portfolio Manager Previously, Analyst
Brett Kozlowski	2017	Putnam Management 2008 — Present	Portfolio Manager
Michael Salm	2011	Putnam Management 1997 — Present	Co-Head Fixed Income,
Paul Scanlon	2005	Putnam Management 1999 — Present	Co-Head Fixed Income,

(a)(2) Other Accounts Managed by the Fund's Portfolio Managers.

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's Portfolio Managers managed as of the fund's most recent fiscal year-end. Unless noted, none of the other accounts pays a fee based on the account's performance.

Portfolio Leader or Member	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
William Kohli	15*	$7,592,800,000	20**	$3,733,100,000	15***	$9,766,600,000
Michael Salm	22****	$24,143,500,000	34 **	$9,603,700,000	26***	$5,512,600,000
Michael Atkin	5	$5,460,700,000	7	$2,162,300,000	10***	$2,375,700,000
Paul Scanlon	22****	$11,591,900,000	31**	$8,808,500,000	26	$12,992,000,000
Brett Kozlowski	20*****	$9,984,700,000	19	$5,358,300,000	16	$3,172,300,000
Rob Davis	12+	$5,904,700,000	12	$2,128,500,000	14***	$2,231,300,000

*	3 accounts, with total assets of $1,084,100,000 pay an advisory fee based on account performance.

**	1 account, with total assets of $92,900,000 pay an advisory fee based on account performance.

***	1 account, with total assets of $478,700,000 pay an advisory fee based on account performance.

****	2 accounts, with total assets of $918,500,000 pay an advisory fee based on account performance.

*****	2 accounts, with total assets of $531,600,000 pay an advisory fee based on account performance.

+ 1 account, with total assets of $366,000,000 pay an advisory fee based on account performance.

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund's Portfolio Managers may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “Other Accounts Managed by the Fund's Portfolio Managers” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The trading of other accounts could be used to benefit higher-fee accounts (front-running).

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management's policies:

•	Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

•	All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

•	All trading must be effected through Putnam's trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

•	Front running is strictly prohibited.

•	The fund's Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management's investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund's Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management's policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation — neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management's daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management's trade allocation policies generally provide that each day's transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management's opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management's trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund's Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account's objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund's Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

(a)(3) Compensation of portfolio managers. Putnam's goal for our products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, the peer group Putnam compares fund performance against is its broad investment category as determined by Lipper Inc. and identified in the shareholder report included in Item 1.

(a)(4) Fund ownership. The following table shows the dollar ranges of shares of the fund owned by the professionals listed above at the end of the fund's last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

*: Assets in the fund

	Year	$0	$0-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	$1,000,001 and over
Bill Kohli	2018	*
	2017	*
Michael Atkin	2018	*
	2017	*
Robert Davis	2018	*
	2017	*
Brett Kozlowski	2018	*
	2017	*
Michael Salm	2018	*
	2017	*
Paul Scanlon	2018	*
	2017	*

(b) Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

October 1 — October 9, 2017	—	—	—	4,808,014
October 10 — October 31, 2017	—	—	—	5,355,162
November 1 — November 30, 2017	—	—	—	5,355,162
December 1 — December 31, 2017	—	—	—	5,355,162
January 1 — January 31, 2018	—	—	—	5,355,162
February 1 — February 28, 2018	—	—	—	5,355,162
March 1 — March 31, 2018	—	—	—	5,355,162
April 1 — April 30, 2018	—	—	—	5,355,162
May 1 — May 31, 2018	—	—	—	5,355,162
June 1 — June 30, 2018	66,170	$4.67	66,170	5,288,992
July 1 — July 31, 2018	289,904	$4.63	289,904	4,999,088
August 1 — August 31, 2018	—	—	—	4,999,088
September 1 — September 30, 2018	42,185	$4.56	42,185	4,956,903

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund's outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2017, which was in effect between October 10, 2017 and October 9, 2018, allowed the fund to repurchase up to 5,415,957 of its shares. The program renewed by the Board in September 2018, which is in effect between October 10, 2018 and October 9, 2019, allows the fund to repurchase up to 5,355,162 of its shares.

**	Information prior to October 10, 2017 is based on the total number of shares eligible for repurchase under the program, as amended through September 2016. Information from October 10, 2017 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2017.

In September 2018, the Trustees approved the renewal of the repurchase program of the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 9, 2019 based on shares outstanding as of October 9, 2018.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: November 28, 2018